Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 11.2% )
a
Value
Basic Materials (0.5%)
Ball Metalpack Finco , LLC, Term
Loan
$ 171,937
6.113%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 128,953
Big River Steel, LLC, Term Loan
721,500
6.450%,  (LIBOR 3M +
5.000%), 8/23/2023
b,c
685,425
Chemours Company, Term Loan
568,400
2.740%,  (LIBOR 1M + 1.750%),
4/3/2025
b,c
517,244
Hexion , Inc., Term Loan
382,112
5.410%,  (LIBOR 3M + 3.500%),
7/1/2026
b
318,108
Momentive Performance Materials
USA, LLC, Term Loan
618,327
4.240%,  (LIBOR 1M +
3.250%), 5/15/2024
b
496,919
Nouryon USA, LLC, Term Loan
1,102,144
3.863%,  (LIBOR 1M +
3.000%), 10/1/2025
b
980,908
Peabody Energy Corporation, Term
Loan
803,600
3.739%,  (LIBOR 1M +
2.750%), 3/31/2025
b
401,800
Pixelle Specialty Solutions, LLC, Term
Loan
1,286,974
7.500%,  (LIBOR 1M + 6.500%),
10/31/2024
b
1,115,806
Univar Solutions USA, Inc., Term
Loan
264,338
3.450%,  (LIBOR 3M +
2.000%), 11/22/2026
b
229,313
Total 4,874,476
Capital Goods (1.1%)
Advanced Disposal Services, Inc.,
Term Loan
376,742
2.894%,  (LIBOR 1W +
2.250%), 11/10/2023
b
371,403
BWAY Holding Company, Term Loan
928,200
5.084%,  (LIBOR 3M +
3.250%), 4/3/2024
b
752,427
Flex Acquisition Company, Inc. Term
Loan
1,307,326
5.159%,  (LIBOR 3M +
3.250%), 6/29/2025
b,c
1,183,130
GFL Environmental, Inc., Term Loan
1,781,918
3.990%,  (LIBOR 1M +
3.000%), 5/31/2025
b,d,e
1,719,551
Natgasoline , LLC, Term Loan
785,062
5.438%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
675,154
Navistar, Inc., Term Loan
1,318,100
4.280%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,133,566
Reynolds Group Holdings, Inc., Term
Loan
388,991
0.000%,  (LIBOR 1M +
2.750%), 2/5/2023
b,c,d,e
366,624
TransDigm , Inc., Term Loan
2,299,237
3.239%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,086,558
Principal
Amount Bank Loans (11.2%)
a
Value
Capital Goods (1.1%) - continued
Vertiv Group Corporation, Term Loan
$ 2,185,000
4.581%,  (LIBOR 1M +
3.000%), 3/2/2027
b,c
$ 1,879,100
Total 10,167,513
Communications Services (2.9%)
Altice France SA, Term Loan
578,637
3.739%,  (LIBOR 1M +
2.750%), 7/31/2025
b
530,900
CenturyLink, Inc., Term Loan
3,326,663
3.239%,  (LIBOR 1M +
2.250%), 3/15/2027
b
3,087,575
Charter Communications Operating,
LLC, Term Loan
960,000
0.000%,  (LIBOR 1M +
1.750%), 4/30/2025
b,d,e
918,797
CommScope , Inc., Term Loan
1,671,600
4.239%,  (LIBOR 1M +
3.250%), 4/4/2026
b,c
1,571,304
Coral-US Co-Borrower, LLC, Term
Loan
2,695,000
3.239%,  (LIBOR 1M +
2.250%), 1/31/2028
b
2,509,719
CSC Holdings, LLC, Term Loan
1,064,887
2.862%,  (LIBOR 1M +
2.250%), 7/17/2025
b
1,013,422
2,460,000
3.112%,  (LIBOR 1M +
2.500%), 4/15/2027
b
2,345,192
Diamond Sports Group, LLC, Term
Loan
1,641,750
4.180%,  (LIBOR 1M +
3.250%), 8/24/2026
b,c
1,264,148
Entercom Media Corporation, Term
Loan
792,227
3.489%,  (LIBOR 1M +
2.500%), 11/17/2024
b,c
713,004
Frontier Communications
Corporation, Term Loan
1,627,768
5.350%,  (LIBOR 3M +
3.750%), 6/15/2024
b
1,540,015
HCP Acquisition, LLC, Term Loan
1,294,973
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,117,989
Intelsat Jackson Holdings SA, Term
Loan
1,080,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
984,150
Mediacom Illinois, LLC, Term Loan
403,313
2.370%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
387,180
NEP Group, Inc., Term Loan
1,303,500
4.700%,  (LIBOR 3M +
3.250%), 10/20/2025
b
796,764
SBA Senior Finance II, LLC, Term
Loan
1,020,176
2.740%,  (LIBOR 1M + 1.750%),
4/11/2025
b,d,e
962,026
Sprint Communications, Inc., Term
Loan
1,592,521
3.500%,  (LIBOR 1M +
2.500%), 2/3/2024
b,c
1,580,577
Terrier Media Buyer, Inc., Term Loan
778,050
5.700%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c
686,629

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.2%)
a
Value
Communications Services (2.9%) - continued
TNS, Inc., Term Loan
$ 986,796
5.780%,  (LIBOR 3M +
4.000%), 8/14/2022
b
$ 815,755
Virgin Media Bristol, LLC, Term Loan
2,145,000
3.205%,  (LIBOR 1M +
2.500%), 1/31/2028
b
1,973,400
WideOpenWest Finance, LLC, Term
Loan
997,425
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
915,137
Windstream Services, LLC, Term
Loan
715,000
3.490%,  (LIBOR 1M +
2.500%), 2/26/2021
b
693,550
367,183
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
225,817
Ziggo Financing Partnership, Term
Loan
1,425,000
3.205%,  (LIBOR 3M +
2.500%), 4/30/2028
b,c,d,e
1,339,500
Total 27,972,550
Consumer Cyclical (1.8%)
1011778 B.C., LLC, Term Loan
2,304,225
2.739%,  (LIBOR 1M +
1.750%), 11/19/2026
b
2,119,887
Boyd Gaming Corporation, Term Loan
335,730
2.934%,  (LIBOR 1W +
2.250%), 9/15/2023
b
288,832
Cengage Learning, Inc., Term Loan
1,294,934
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
1,043,497
Eldorado Resorts, Inc., Term Loan
188,759
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
165,164
Four Seasons Hotels, Ltd., Term Loan
1,001,705
2.989%,  (LIBOR 1M +
2.000%), 11/30/2023
b
901,534
Golden Entertainment, Inc., Term
Loan
1,799,725
3.960%,  (LIBOR 1M +
3.000%), 10/20/2024
b,c
1,349,794
Golden Nugget, LLC, Term Loan
2,183,890
3.580%,  (LIBOR 3M +
2.500%), 10/4/2023
b
1,692,515
IAA, Inc., Term Loan
406,350
3.250%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
386,032
LCPR Loan Financing, LLC, Term
Loan
2,050,000
5.705%,  (LIBOR 1M +
5.000%), 10/25/2026
b
1,878,313
Men's Warehouse, Inc., Term Loan
785,599
4.831%,  (LIBOR 3M +
3.250%), 4/9/2025
b
267,104
Mohegan Gaming and
Entertainment, Term Loan
1,503,535
5.375%,  (LIBOR 1M + 4.375%),
10/13/2023
b
1,059,992
Scientific Games International, Inc.,
Term Loan
3,326,125
4.250%,  (LIBOR 1M +
2.750%), 8/14/2024
b
2,671,976
Principal
Amount Bank Loans (11.2%)
a
Value
Consumer Cyclical (1.8%) - continued
Staples, Inc., Term Loan
$ 446,625
6.015%,  (LIBOR 1M +
4.500%), 9/12/2024
b,c
$ 303,705
1,474,486
6.515%,  (LIBOR 1M +
5.000%), 4/12/2026
b
1,157,471
Stars Group Holdings BV, Term Loan
1,562,012
4.950%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,485,208
Tenneco, Inc., Term Loan
592,500
3.989%,  (LIBOR 1M +
3.000%), 10/1/2025
b
405,862
Wyndham Hotels & Resorts, Inc.,
Term Loan
689,500
2.739%,  (LIBOR 1M +
1.750%), 5/30/2025
b
602,451
Total 17,779,337
Consumer Non-Cyclical (1.7%)
Air Medical Group Holdings, Inc.,
Term Loan
2,878,737
4.932%,  (LIBOR 2M +
3.250%), 4/28/2022
b
2,655,635
283,475
5.863%,  (LIBOR 3M +
4.250%), 3/14/2025
b
252,293
Bausch Health Companies, Inc.,
Term Loan
1,835,625
3.612%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,736,960
Chobani , LLC, Term Loan
979,880
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
869,643
Endo International plc, Term Loan
1,044,192
5.250%,  (LIBOR 1M +
4.250%), 4/27/2024
b,d,e
931,942
Energizer Holdings, Inc., Term Loan
184,965
3.875%,  (LIBOR 1M +
2.250%), 12/17/2025
b,c
172,017
Grifols Worldwide Operations USA,
Inc., Term Loan
972,563
2.684%,  (LIBOR 1W +
2.000%), 11/15/2027
b
916,640
JBS USA LUX SA, Term Loan
1,596,935
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
1,486,283
Libbey Glass, Inc., Term Loan
483,278
4.005%,  (LIBOR 1M +
3.000%), 4/9/2021
b
196,936
Mallinckrodt International Finance
SA, Term Loan
653,333
4.704%,  (LIBOR 3M +
3.000%), 2/24/2025
b
436,512
McGraw-Hill Global Education
Holdings, LLC, Term Loan
944,143
5.450%,  (LIBOR 3M +
4.000%), 5/4/2022
b
767,900
MPH Acquisition Holdings, LLC, Term
Loan
2,643,989
4.200%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,328,905
Ortho-Clinical Diagnostics SA, Term
Loan
2,457,513
4.765%,  (LIBOR 1M +
3.250%), 6/30/2025
b
2,079,671

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.2%)
a
Value
Consumer Non-Cyclical (1.7%) - continued
Plantronics, Inc., Term Loan
$ 1,061,364
3.470%,  (LIBOR 3M +
2.500%), 7/2/2025
b
$ 820,965
R.R. Donnelley & Sons Company,
Term Loan
178,643
5.989%,  (LIBOR 1M +
5.000%), 1/15/2024
b
154,526
Sotera Health Holdings, LLC, Term
Loan
850,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
736,049
Total 16,542,877
Energy (0.6%)
BCP Raptor II, LLC, Term Loan
307,675
5.739%,  (LIBOR 1M +
4.750%), 11/3/2025
b
169,221
Buckeye Partners, LP, Term Loan
550,000
0.000%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
501,600
Calpine Corporation, Term Loan
1,047,506
3.240%,  (LIBOR 1M +
2.250%), 1/15/2024
b
1,003,511
CONSOL Energy, Inc., Term Loan
787,050
5.490%,  (LIBOR 1M +
4.500%), 9/28/2024
b
511,583
Consolidated Energy Finance SA,
Term Loan
668,100
3.205%,  (LIBOR 1M +
2.500%), 5/7/2025
b,c
467,670
Fieldwood Energy, LLC, Term Loan
1,060,000
7.027%,  (LIBOR 3M + 5.250%),
4/11/2022
b
331,250
McDermott Technology (Americas),
Inc., Term Loan
1,650,600
7.250%,  (PRIME + 4.000%),
5/10/2025
b,f
467,664
Radiate Holdco, LLC, Term Loan
2,741,426
3.989%,  (LIBOR 1M +
3.000%), 2/1/2024
b
2,512,983
Total 5,965,482
Financials (1.2%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
743,580
2.523%,  (LIBOR 1M +
1.750%), 1/15/2025
b
659,310
Blackstone CQP Holdco, LP, Term
Loan
655,050
4.616%,  (LIBOR 3M +
3.500%), 9/30/2024
b
509,629
Cyxtera DC Holdings, Inc., Term Loan
1,227,278
4.000%,  (LIBOR 1M +
3.000%), 5/1/2024
b
786,685
175,000
8.050%,  (LIBOR 1M + 7.250%),
5/1/2025
b
62,027
Digicel International Finance, Ltd.,
Term Loan
1,690,987
4.870%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,308,401
GGP Nimbus, LLC, Term Loan
1,891,200
3.489%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,323,840
Principal
Amount Bank Loans (11.2%)
a
Value
Financials (1.2%) - continued
Harland Clarke Holdings Corporation,
Term Loan
$ 1,408,378
6.463%,  (LIBOR 3M +
4.750%), 11/3/2023
b
$ 848,111
Level 3 Financing, Inc., Term Loan
1,345,000
2.739%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,250,850
MoneyGram International, Inc., Term
Loan
738,420
6.989%,  (LIBOR 1M +
6.000%), 6/30/2023
b
527,970
NCR Corporation, Term Loan
1,119,375
3.490%,  (LIBOR 1M +
2.500%), 8/28/2026
b
1,007,438
Northriver Midstream Finance, LP,
Term Loan
1,092,235
5.159%,  (LIBOR 3M +
3.250%), 10/1/2025
b
833,059
Tronox Finance, LLC, Term Loan
2,306,188
3.930%,  (LIBOR 1M +
2.750%), 9/22/2024
b
2,008,021
Total 11,125,341
Technology (1.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,039,750
4.489%,  (LIBOR 1M +
3.500%), 8/21/2026
b,c
1,713,390
Prime Security Services Borrower,
LLC, Term Loan
3,089,475
4.606%,  (LIBOR 1M +
3.250%), 9/23/2026
b
2,758,901
Rackspace Hosting, Inc., Term Loan
2,737,703
4.763%,  (LIBOR 3M +
3.000%), 11/3/2023
b
2,368,114
SS&C Technologies, Inc., Term Loan
464,893
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
433,512
331,733
2.739%,  (LIBOR 1M +
1.750%), 4/16/2025
b
309,341
Zayo Group Holdings, Inc., Term Loan
2,075,000
3.989%,  (LIBOR 1M +
3.000%), 3/9/2027
b,c,d,e
1,950,500
Total 9,533,758
Transportation (0.2%)
Genesee & Wyoming, Inc., Term Loan
1,295,000
3.450%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,234,303
United Airlines, Inc., Term Loan
975,000
2.739%,  (LIBOR 3M +
1.750%), 4/1/2024
b,c,d,e
877,500
Total 2,111,803
Utilities (0.2%)
Core and Main, LP, Term Loan
835,763
4.331%,  (LIBOR 1M +
2.750%), 8/1/2024
b
733,382
EnergySolutions , LLC, Term Loan
618,975
5.200%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
532,318

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.2%)
a
Value
Utilities (0.2%) - continued
Talen Energy Supply, LLC, Term Loan
$ 527,350
4.739%,  (LIBOR 1M +
3.750%), 7/8/2026
b
$ 456,158
Total 1,721,858
Total Bank Loans
(cost $126,249,587) 107,794,995
Principal
Amount Long-Term Fixed Income ( 51.9% ) Value
Asset-Backed Securities (4.0%)
Apidos CLO XXIV
2,070,000
3.269%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,g
1,900,229
Babson CLO, Ltd.
1,675,000
4.719%,  (LIBOR 3M + 2.900%),
7/20/2029, Ser. 2018-3A,
Class D
b,g
1,291,675
Benefit Street Partners CLO IV, Ltd.
1,300,000
3.569%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
1,203,201
Business Jet Securities, LLC
1,709,104
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
1,381,150
Cent CLO, LP
3,875,000
4.094%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
3,403,234
Foundation Finance Trust
587,328
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
586,071
Harley Marine Financing, LLC
1,878,946
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,658,169
Madison Park Funding XIV, Ltd.
1,950,000
3.202%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
1,772,144
Myers Park CLO, Ltd.
1,875,000
3.219%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,717,665
OHA Credit Funding 1, Ltd.
1,600,000
3.269%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,496,848
OZLM Funding II, Ltd.
3,200,000
3.270%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,g
2,927,760
OZLM IX, Ltd.
2,750,000
3.369%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
2,503,660
Palmer Square Loan Funding, Ltd.
1,300,000
4.069%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
1,191,995
Park Avenue Institutional Advisers
CLO, Ltd.
3,200,000
3.319%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,g
2,938,346
Principal
Amount Long-Term Fixed Income (51.9%) Value
Asset-Backed Securities (4.0%) - continued
Pretium Mortgage Credit Partners,
LLC
$ 2,710,703
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
$ 2,333,867
Riserva CLO, Ltd.
1,625,000
3.519%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
1,502,724
Saxon Asset Securities Trust
258,010
3.765%,  8/25/2035, Ser.
2004-2, Class MF2
b
215,231
Sound Point CLO X, Ltd.
1,575,000
4.519%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,304,468
Sound Point CLO XXI, Ltd.
3,200,000
3.244%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
2,837,254
THL Credit Wind River CLO, Ltd.
1,575,000
4.681%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,272,953
Vericrest Opportunity Loan
Transferee
1,578,402
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
1,330,086
Voya CLO, Ltd.
1,450,000
2.059%,  (LIBOR 3M +
1.060%), 4/15/2031, Ser.
2019-1A, Class AR
b,g
1,355,118
Total 38,123,848
Basic Materials (0.8%)
Anglo American Capital plc
284,000 4.125%,  9/27/2022
g
279,951
BHP Billiton Finance USA, Ltd.
620,000 6.750%,  10/19/2075
b,g
657,361
Cleveland-Cliffs, Inc.
660,000 5.750%,  3/1/2025 509,850
First Quantum Minerals, Ltd.
910,000 7.500%,  4/1/2025
g
757,293
Freeport-McMoRan, Inc.
470,000 4.125%,  3/1/2028 411,433
500,000 4.250%,  3/1/2030 434,400
Kinross Gold Corporation
142,000 5.125%,  9/1/2021 142,355
Krayton Polymers, LLC
620,000 7.000%,  4/15/2025
g
548,700
Mosaic Company
73,000 3.250%,  11/15/2022 71,520
Norbord, Inc.
680,000 5.750%,  7/15/2027
g
620,782
Novelis Corporation
770,000 5.875%,  9/30/2026
g
755,651
210,000 4.750%,  1/30/2030
g
186,900
Olin Corporation
800,000 5.125%,  9/15/2027 714,852
Peabody Securities Finance
Corporation
945,000 6.375%,  3/31/2025
g
491,400
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
188,466
Tronox Finance plc
710,000 5.750%,  10/1/2025
g
633,675

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Basic Materials (0.8%) - continued
Xstrata Finance Canada, Ltd.
$ 213,000 4.950%,  11/15/2021
g
$ 210,945
Total 7,615,534
Capital Goods (2.3%)
AECOM
1,410,000 5.125%,  3/15/2027 1,269,000
Aerojet Rocketdyne Holdings, Inc.,
Convertible
571,000 2.250%,  12/15/2023 942,559
Amsted Industries, Inc.
870,000 5.625%,  7/1/2027
g
846,436
Ardagh Packaging Finance plc
1,210,000 6.000%,  2/15/2025
g
1,213,388
Bombardier, Inc.
1,145,000 7.500%,  3/15/2025
g
792,912
Building Materials Corporation of
America
1,100,000 6.000%,  10/15/2025
g
1,081,080
Caterpillar Financial Services
Corporation
238,000 1.900%,  9/6/2022 237,014
228,000 1.950%,  11/18/2022 227,535
Cemex SAB de CV
390,000 5.450%,  11/19/2029
g
316,485
Chart Industries, Inc., Convertible
66,000 1.000%,  11/15/2024
g
51,581
Cintas Corporation No. 2
213,000 2.900%,  4/1/2022 212,995
CNH Industrial Capital, LLC
215,000 4.875%,  4/1/2021 210,135
Covanta Holding Corporation
620,000 6.000%,  1/1/2027 516,407
Crown Americas Capital Corporation
IV
1,080,000 4.500%,  1/15/2023 1,105,931
Crown Cork & Seal Company, Inc.
610,000 7.375%,  12/15/2026 625,250
Dycom Industries, Inc., Convertible
378,000 0.750%,  9/15/2021 318,937
General Electric Company
952,000 5.000%,  1/21/2021
b,i
785,400
H&E Equipment Services, Inc.
760,000 5.625%,  9/1/2025 704,900
Huntington Ingalls Industries, Inc.
148,000 3.844%,  5/1/2025
g
152,388
John Deere Capital Corporation
226,000 1.200%,  4/6/2023 221,254
228,000 2.050%,  1/9/2025 227,657
KBR, Inc., Convertible
523,000 2.500%,  11/1/2023 541,966
L3Harris Technologies, Inc.
385,000 4.950%,  2/15/2021
g
393,263
Lockheed Martin Corporation
90,000 2.500%,  11/23/2020 90,206
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025
g
224,829
Owens-Brockway Glass Container,
Inc.
1,385,000 5.000%,  1/15/2022
g
1,399,058
Parker-Hannifin Corporation
320,000 2.700%,  6/14/2024 318,698
Patrick Industries, Inc., Convertible
307,000 1.000%,  2/1/2023 241,210
Principal
Amount Long-Term Fixed Income (51.9%) Value
Capital Goods (2.3%) - continued
Republic Services, Inc.
$ 164,000 2.500%,  8/15/2024 $ 165,118
Reynolds Group Issuer, Inc.
1,285,000 5.125%,  7/15/2023
g
1,275,350
Rockwell Collins, Inc.
142,000 2.800%,  3/15/2022 143,454
Roper Technologies, Inc.
360,000 2.800%,  12/15/2021 360,327
156,000 2.350%,  9/15/2024 151,667
Standard Industries, Inc.
125,000 5.500%,  2/15/2023
g
120,625
Textron Financial Corporation
1,710,000
3.427%,  (LIBOR 3M +
1.735%), 2/15/2042
b,g
966,150
TransDigm , Inc.
290,000 6.250%,  3/15/2026
g
288,550
1,000,000 5.500%,  11/15/2027
g
897,500
TTM Technologies, Inc., Convertible
277,000 1.750%,  12/15/2020
j
310,552
United Rentals North America, Inc.
1,310,000 4.000%,  7/15/2030 1,172,450
United Technologies Corporation
300,000 3.950%,  8/16/2025 328,243
Waste Management, Inc.
163,000 2.950%,  6/15/2024 165,739
WW Grainger, Inc.
153,000 1.850%,  2/15/2025 153,170
Total 21,767,369
Collateralized Mortgage Obligations (10.0%)
Alternative Loan Trust
818,825
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 562,944
Antler Mortgage Trust
1,600,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
1,394,964
4,550,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
4,526,356
Banc of America Alternative Loan
Trust
1,179,270
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 1,017,389
Banc of America Mortgage Securities
Trust
1,491,717
3.985%,  9/25/2035, Ser.
2005-H, Class 3A1
b
1,221,543
Bear Stearns Adjustable Rate
Mortgage Trust
241,814
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
224,952
Bellemeade Re, Ltd.
1,997,956
2.547%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
1,982,765
Cascade Funding Mortgage Trust
1,277,981
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
1,284,068
1,637,584
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
b,g
1,618,586
CHL Mortgage Pass-Through Trust
1,287,587
3.416%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
975,573
500,939
3.861%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
438,133

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Collateralized Mortgage Obligations (10.0%) -
continued
$ 1,653,973
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 $ 1,225,362
CIM Trust
1,106,885
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
1,137,293
Citigroup Mortgage Loan Trust, Inc.
237,073
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 221,913
1,909,701
4.082%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,599,312
Countrywide Alternative Loan Trust
851,831
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 772,972
362,332
3.358%,  10/25/2035, Ser.
2005-43, Class 4A1
b
306,061
280,514
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 245,338
318,673
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 195,140
1,066,790
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 554,860
Countrywide Home Loan Mortgage
Pass Through Trust
789,203
3.569%,  11/25/2035, Ser.
2005-22, Class 2A1
b
655,967
Credit Suisse First Boston Mortgage
Securities Corporation
197,070
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 186,413
Credit Suisse Mortgage Capital
Certificates
876,488
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
867,212
1,526,097
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,g
1,584,131
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
1,236,864
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 1,182,849
601,493
3.010%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
505,401
Eagle Re, Ltd.
2,209,853
2.747%,  (LIBOR 1M + 1.800%),
4/25/2029, Ser. 2019-1, Class
M1B
b,g
2,199,892
Federal Home Loan Mortgage
Corporation
3,981,865
3.500%,  8/15/2035, Ser.
345, Class C8
k
360,101
Federal Home Loan Mortgage
Corporation - REMIC
1,963,623
2.500%,  12/15/2022, Ser.
4155, Class AI
k
47,808
1,116,250
2.500%,  5/15/2027, Ser.
4106, Class HI
k
55,582
3,469,227
3.000%,  5/15/2027, Ser.
4046, Class GI
k
210,726
2,883,937
3.000%,  7/15/2027, Ser.
4084, Class NI
k
196,120
4,048,408
3.000%,  7/15/2027, Ser.
4074, Class IO
k
275,212
1,548,921
2.500%,  2/15/2028, Ser.
4162, Class AI
k
87,441
Principal
Amount Long-Term Fixed Income (51.9%) Value
Collateralized Mortgage Obligations (10.0%) -
continued
$ 3,069,610
2.500%,  2/15/2028, Ser.
4161, Class UI
k
$ 170,053
4,484,482
2.500%,  3/15/2028, Ser.
4177, Class EI
k
263,324
4,335,035
3.500%,  10/15/2032, Ser.
4119, Class KI
k
541,306
2,243,413
3.000%,  2/15/2033, Ser.
4170, Class IG
k
212,158
4,372,290
3.000%,  4/15/2033, Ser.
4203, Class DI
k
353,312
Federal National Mortgage
Association - REMIC
5,882,930
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
355,154
3,686,213
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
199,259
7,575,966
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
408,371
3,552,983
3.500%,  9/25/2027, Ser.
2012-98, Class YI
k
260,230
9,422,415
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
601,884
4,982,625
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
287,541
2,455,909
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
141,863
6,595,196
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
389,861
2,137,822
2.500%,  2/25/2028, Ser.
2013-46, Class CI
k
101,717
2,077,744
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
136,239
1,313,016
3.000%,  4/25/2028, Ser.
2013-30, Class DI
k
89,958
4,736,686
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
244,727
2,637,687
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
289,285
First Horizon Alternative Mortgage
Securities Trust
429,026
3.676%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
356,973
454,320
3.787%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
403,757
First Horizon Mortgage Pass-Through
Trust
543,164
4.814%,  8/25/2037, Ser.
2007-AR2, Class 1A2
b
344,433
Genworth Mortgage Insurance
Corporation
1,000,000
2.847%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
949,529
GMAC Mortgage Corporation Loan
Trust
834,809
3.927%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
692,208
Government National Mortgage
Association
1,381,388
4.000%,  1/16/2027, Ser.
2012-3, Class IO
k
102,718

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Collateralized Mortgage Obligations (10.0%) -
continued
Greenpoint Mortgage Funding Trust
$ 598,325
1.147%,  (LIBOR 1M + 0.200%),
10/25/2045, Ser. 2005-AR4,
Class G41B
b
$ 481,014
IndyMac IMJA Mortgage Loan Trust
1,236,270
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 785,114
IndyMac INDX Mortgage Loan Trust
2,798,403
1.157%,  (LIBOR 1M + 0.210%),
4/25/2046, Ser. 2006-AR2,
Class 1A1B
b
2,229,282
J.P. Morgan Alternative Loan Trust
1,293,321
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 946,408
J.P. Morgan Mortgage Trust
151,543
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 156,511
590,664
4.018%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
475,381
Legacy Mortgage Asset Trust
2,251,832
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
2,031,343
2,543,743
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
g,h
2,567,184
Lehman Mortgage Trust
395,263
1.697%,  (LIBOR 1M +
0.750%), 12/25/2035, Ser.
2005-2, Class 3A1
b
240,924
Master Asset Securitization Trust
1,282,286
1.447%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
379,716
MASTR Alternative Loans Trust
529,213
1.397%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
119,016
Merrill Lynch Alternative Note Asset
Trust
656,733
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 422,516
442,742
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A6 267,474
Merrill Lynch Mortgage Investors
Trust
1,111,511
4.300%,  6/25/2035, Ser.
2005-A5, Class M1
b
477,435
Oaktown Re II, Ltd.
1,033,582
2.497%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
1,028,149
Preston Ridge Partners Mortgage
Trust, LLC
533,426
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
538,441
2,030,058
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
g,h
1,815,825
2,106,636
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
2,094,600
1,544,867
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,542,984
677,116
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
666,666
Principal
Amount Long-Term Fixed Income (51.9%) Value
Collateralized Mortgage Obligations (10.0%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 1,473,811
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
$ 1,151,250
Radnor RE, Ltd.
845,416
2.347%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
843,531
2,300,000
3.647%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,g
2,318,677
RCO Mortgage, LLC
1,229,260
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
1,168,065
1,219,647
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
1,166,476
Renaissance Home Equity Loan Trust
1,472,006
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
743,900
Residential Accredit Loans, Inc. Trust
959,188
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 872,976
511,471
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 459,438
565,729
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 485,146
1,087,974
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 919,351
1,097,816
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 955,318
266,410
6.000%,  6/25/2037, Ser.
2007-QS8, Class A10 222,956
Residential Asset Securitization Trust
939,879
6.207%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
688,317
746,245
3.475%,  1/25/2034, Ser.
2004-IP1, Class A1
b
651,157
1,815,728
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,861,818
Residential Funding Mortgage
Security I Trust
750,503
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 666,871
Sequoia Mortgage Trust
1,028,748
3.676%,  9/20/2046, Ser.
2007-1, Class 4A1
b
725,225
Stanwich Mortgage Loan Trust
882,888
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
862,396
Starwood Mortgage Residential Trust
1,503,246
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
1,476,599
Structured Adjustable Rate Mortgage
Loan Trust
373,336
4.212%,  7/25/2035, Ser.
2005-15, Class 4A1
b
299,647
278,206
4.035%,  9/25/2035, Ser.
2005-18, Class 1A1
b
198,439
Structured Asset Mortgage
Investments, Inc.
802,182
1.257%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
682,271

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Collateralized Mortgage Obligations (10.0%) -
continued
Toorak Mortgage Corporation
$ 2,000,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
g,h
$ 1,745,136
2,600,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
2,278,423
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,728,423
Vericrest Opportunity Loan
Transferee
1,277,306
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
g,h
1,114,932
1,800,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
1,304,544
852,503
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
773,178
4,850,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
3,612,862
2,900,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
2,175,860
557,481
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
512,647
Verus Securitization Trust
1,410,478
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
1,380,839
WaMu Mortgage Pass Through
Certificates
1,040,447
2.846%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
824,033
1,086,013
2.234%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
897,354
Washington Mutual Mortgage Pass
Through Certificates
602,377
6.000%,  11/25/2035, Ser.
2005-10, Class 2A9 526,739
1,309,933
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 659,509
Washington Mutual Mortgage Pass-
Through Certificates
479,831
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 439,364
Total 96,475,889
Commercial Mortgage-Backed Securities (0.3%)
Federal National Mortgage
Association - ACES
28,434,311
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
3,144,366
Total 3,144,366
Communications Services (3.5%)
AMC Networks, Inc.
725,000 5.000%,  4/1/2024 696,000
American Tower Corporation
95,000 2.800%,  6/1/2020 94,254
152,000 3.450%,  9/15/2021 152,772
234,000 3.375%,  5/15/2024 235,077
142,000 2.950%,  1/15/2025 141,832
AT&T, Inc.
640,000 4.450%,  4/1/2024 677,923
British Sky Broadcasting Group plc
140,000 3.125%,  11/26/2022
g
142,381
Principal
Amount Long-Term Fixed Income (51.9%) Value
Communications Services (3.5%) - continued
CCO Holdings, LLC
$ 650,000 5.500%,  5/1/2026
g
$ 658,190
620,000 5.125%,  5/1/2027
g
624,011
1,850,000 4.500%,  8/15/2030
g
1,813,000
Charter Communications Operating,
LLC
418,000 3.579%,  7/23/2020 416,701
227,000 4.500%,  2/1/2024 233,925
156,000 4.908%,  7/23/2025 168,056
Clear Channel Worldwide Holdings,
Inc.
640,000 5.125%,  8/15/2027
g
599,296
Comcast Corporation
284,000 1.625%,  1/15/2022 284,670
152,000 3.700%,  4/15/2024 163,143
152,000 3.950%,  10/15/2025 167,351
Cox Communications, Inc.
240,000 2.950%,  6/30/2023
g
240,126
Crown Castle International
Corporation
175,000 3.400%,  2/15/2021 176,178
141,000 3.150%,  7/15/2023 141,514
157,000 4.450%,  2/15/2026 163,952
CSC Holdings, LLC
1,025,000 5.500%,  5/15/2026
g
1,060,209
Deutsche Telekom International
Finance BV
164,000 2.485%,  9/19/2023
g
162,082
Discovery Communications, LLC
282,000 2.950%,  3/20/2023 281,403
DISH Network Corporation,
Convertible
2,571,000 3.375%,  8/15/2026 2,087,270
Embarq Corporation
650,000 7.995%,  6/1/2036 643,500
Fox Corporation
312,000 4.030%,  1/25/2024
g
324,153
Front Range BidCo , Inc.
830,000 4.000%,  3/1/2027
g
794,206
GCI Liberty, Inc., Convertible
1,600,000 1.750%,  9/30/2046
g
2,014,029
Gray Escrow, Inc.
605,000 7.000%,  5/15/2027
g
601,975
iHeartCommunications , Inc.
905,000 4.750%,  1/15/2028
g
814,500
Lamar Media Corporation
420,000 3.750%,  2/15/2028
g
393,700
Level 3 Financing, Inc.
285,000 5.250%,  3/15/2026 284,822
1,460,000 4.625%,  9/15/2027
g
1,451,094
Liberty Interactive, LLC, Convertible
222,000 3.500%,  1/15/2031 156,014
Moody's Corporation
142,000 2.750%,  12/15/2021 140,936
Neptune Finco Corporation
541,000 10.875%,  10/15/2025
g
582,928
Netflix, Inc.
1,120,000 4.875%,  4/15/2028 1,142,400
Nexstar Escrow Corporation
410,000 5.625%,  8/1/2024
g
385,908
520,000 5.625%,  7/15/2027
g
508,300
SFR Group SA
840,000 7.375%,  5/1/2026
g
848,400
Sirius XM Radio, Inc.
1,220,000 5.000%,  8/1/2027
g
1,238,178

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Communications Services (3.5%) - continued
Sprint Corporation
$ 1,030,000 7.250%,  9/15/2021 $ 1,061,621
1,240,000 7.625%,  2/15/2025 1,372,246
Telesat Canada / Telesat , LLC
690,000 4.875%,  6/1/2027
g
658,812
T-Mobile USA, Inc.
1,840,000 4.500%,  2/1/2026 1,872,200
Twitter, Inc., Convertible
445,000 0.250%,  6/15/2024 399,053
VeriSign, Inc.
685,000 4.750%,  7/15/2027 709,934
Verizon Communications, Inc.
117,000 2.946%,  3/15/2022 119,337
281,000
2.792%,  (LIBOR 3M +
1.100%), 5/15/2025
b
256,138
Viacom, Inc.
210,000 4.250%,  9/1/2023 214,135
315,000 5.875%,  2/28/2057
b
268,144
Virgin Media Secured Finance plc
1,220,000 5.500%,  8/15/2026
g
1,238,300
Vodafone Group plc
245,000 3.750%,  1/16/2024 255,095
Windstream Services, LLC
680,000 8.625%,  10/31/2025
f,g
408,000
Ziggo BV
566,000 5.500%,  1/15/2027
g
566,000
Total 33,305,374
Consumer Cyclical (2.4%)
1011778 B.C., ULC
1,250,000 4.375%,  1/15/2028
g
1,154,875
Allison Transmission, Inc.
890,000 5.000%,  10/1/2024
g
863,300
American Honda Finance
Corporation
240,000 2.050%,  1/10/2023 236,350
BMW Finance NV
161,000 2.250%,  8/12/2022
g
154,045
Brookfield Property REIT, Inc.
430,000 5.750%,  5/15/2026
g
348,893
Brookfield Residential Properties,
Inc.
1,240,000 6.250%,  9/15/2027
g
1,075,576
Cedar Fair, LP
490,000 5.250%,  7/15/2029
g
414,050
D.R. Horton, Inc.
210,000 2.550%,  12/1/2020 207,079
Daimler Finance North America, LLC
158,000 2.550%,  8/15/2022
g
151,482
Ford Motor Credit Company, LLC
1,300,000 4.063%,  11/1/2024 1,179,750
1,330,000 4.134%,  8/4/2025 1,179,710
General Motors Financial Company,
Inc.
213,000 2.650%,  4/13/2020 212,835
213,000 4.375%,  9/25/2021 196,088
154,000 4.200%,  11/6/2021 146,417
141,000 3.150%,  6/30/2022 127,285
311,000 3.950%,  4/13/2024 281,867
228,000 2.900%,  2/26/2025 197,063
Hanesbrands, Inc.
910,000 4.875%,  5/15/2026
g
894,075
Harley-Davidson Financial Services,
Inc.
240,000 4.050%,  2/4/2022
g
234,613
Principal
Amount Long-Term Fixed Income (51.9%) Value
Consumer Cyclical (2.4%) - continued
Herc Holdings, Inc.
$ 330,000 5.500%,  7/15/2027
g
$ 306,900
Hilton Domestic Operating Company,
Inc.
1,200,000 4.875%,  1/15/2030 1,020,000
Home Depot, Inc.
140,000 2.000%,  4/1/2021 140,186
95,000 2.625%,  6/1/2022 96,630
148,000 3.750%,  2/15/2024 156,283
Hyundai Capital America
245,000 3.000%,  6/20/2022
g
237,976
L Brands, Inc.
315,000 6.694%,  1/15/2027 227,430
Landry's, Inc.
625,000 6.750%,  10/15/2024
g
393,681
Lennar Corporation
211,000 2.950%,  11/29/2020 205,725
86,000 4.125%,  1/15/2022 85,140
229,000 4.875%,  12/15/2023 224,420
1,475,000 4.500%,  4/30/2024 1,442,609
77,000 5.875%,  11/15/2024 77,886
Live Nation Entertainment, Inc.,
Convertible
435,000 2.500%,  3/15/2023 413,481
Lowe's Companies, Inc.
148,000 4.000%,  4/15/2025 158,211
Mattamy Group Corporation
1,080,000 5.250%,  12/15/2027
g
1,004,400
McDonald's Corporation
320,000 3.350%,  4/1/2023 330,567
MGM Resorts International
450,000 6.000%,  3/15/2023 434,250
844,000 5.750%,  6/15/2025 755,380
Prime Security Services Borrower,
LLC
1,280,000 5.750%,  4/15/2026
g
1,254,400
Ralph Lauren Corporation
95,000 2.625%,  8/18/2020 95,091
Ryman Hospitality Properties, Inc.
410,000 4.750%,  10/15/2027
g
307,500
Scientific Games International, Inc.
620,000 5.000%,  10/15/2025
g
539,400
210,000 7.000%,  5/15/2028
g
129,150
ServiceMaster Company, LLC
1,210,000 5.125%,  11/15/2024
g
1,194,875
Six Flags Entertainment Corporation
380,000 5.500%,  4/15/2027
g,j
320,150
Staples, Inc.
680,000 7.500%,  4/15/2026
g
595,004
Starbucks Corporation
135,000 2.100%,  2/4/2021 135,088
Target Corporation
148,000 2.250%,  4/15/2025 150,255
TJX Companies, Inc.
148,000 3.500%,  4/15/2025 151,376
Viking Cruises, Ltd.
420,000 5.875%,  9/15/2027
g
245,746
Visa, Inc.
90,000 2.200%,  12/14/2020 90,458
Volkswagen Group of America
Finance, LLC
250,000 4.250%,  11/13/2023
g
247,008

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Consumer Cyclical (2.4%) - continued
Yum! Brands, Inc.
$ 920,000 4.750%,  1/15/2030
g
$ 856,888
Total 23,278,897
Consumer Non-Cyclical (3.4%)
Abbott Laboratories
284,000 2.550%,  3/15/2022 286,450
149,000 3.400%,  11/30/2023 156,539
AbbVie, Inc.
142,000 2.900%,  11/6/2022 143,639
310,000 2.300%,  11/21/2022
g
309,715
464,000 3.600%,  5/14/2025 488,857
Albertson's Companies, Inc.
995,000 6.625%,  6/15/2024 1,009,925
250,000 4.875%,  2/15/2030
g
247,500
Allergan Sales, LLC
70,000 4.875%,  2/15/2021
g
71,084
Allergan, Inc.
162,000 2.800%,  3/15/2023 161,051
Altria Group, Inc.
232,000 3.800%,  2/14/2024 235,185
160,000 4.400%,  2/14/2026 165,688
Amgen, Inc.
230,000 1.900%,  2/21/2025 231,478
Anheuser-Busch Companies, LLC
160,000 3.650%,  2/1/2026 168,040
Anheuser-Busch InBev Finance, Inc.
128,000 3.300%,  2/1/2023 131,712
Anheuser-Busch InBev Worldwide,
Inc.
229,000 4.150%,  1/23/2025 247,018
Avantor , Inc.
670,000 6.000%,  10/1/2024
g
701,959
B&G Foods, Inc.
650,000 5.250%,  9/15/2027 633,750
BAT Capital Corporation
144,000 2.764%,  8/15/2022 141,824
229,000 3.222%,  8/15/2024 230,009
Bausch Health Companies, Inc.
580,000 7.000%,  1/15/2028
g
601,460
160,000 5.000%,  1/30/2028
g
151,472
160,000 5.250%,  1/30/2030
g
149,600
Bayer U.S. Finance II, LLC
290,000 3.500%,  6/25/2021
g
290,562
Becton, Dickinson and Company
407,000 3.363%,  6/6/2024 407,880
Boston Scientific Corporation
320,000 3.450%,  3/1/2024 328,382
Bristol-Myers Squibb Company
229,000 3.625%,  5/15/2024
g
241,972
Bunge, Ltd. Finance Corporation
90,000 3.500%,  11/24/2020 90,746
Cardtronics , Inc., Convertible
356,000 1.000%,  12/1/2020 338,806
Centene Corporation
1,200,000 4.750%,  1/15/2025 1,215,000
229,000 5.375%,  8/15/2026
g
233,580
200,000 4.250%,  12/15/2027
g
200,380
470,000 4.625%,  12/15/2029
g
472,350
Cigna Corporation
310,000 4.125%,  11/15/2025 331,937
Conagra Brands, Inc.
155,000 3.800%,  10/22/2021 156,208
155,000 4.300%,  5/1/2024 160,934
Principal
Amount Long-Term Fixed Income (51.9%) Value
Consumer Non-Cyclical (3.4%) - continued
Constellation Brands, Inc.
$ 325,000 4.250%,  5/1/2023 $ 327,939
CVS Health Corporation
142,000 2.750%,  12/1/2022 142,951
423,000 3.700%,  3/9/2023 440,338
325,000 4.100%,  3/25/2025 342,035
Encompass Health Corporation
610,000 4.500%,  2/1/2028 598,257
Energizer Holdings, Inc.
1,035,000 6.375%,  7/15/2026
g
1,045,350
Express Scripts Holding Company
142,000 4.750%,  11/15/2021 149,184
General Mills, Inc.
163,000 3.700%,  10/17/2023 165,905
163,000 3.650%,  2/15/2024 168,604
HCA, Inc.
1,750,000 5.375%,  2/1/2025 1,780,608
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
g
160,333
JBS USA, LLC
630,000 5.750%,  6/15/2025
g
636,300
1,310,000 5.500%,  1/15/2030
g
1,352,575
Kellogg Company
278,000 3.125%,  5/17/2022 275,899
Keurig Dr Pepper, Inc.
284,000 3.551%,  5/25/2021 287,293
Kraft Foods Group, Inc.
650,000 5.000%,  6/4/2042 616,113
Kraft Heinz Foods Company
970,000 3.750%,  4/1/2030
g
925,140
Kroger Company
144,000 2.800%,  8/1/2022 145,999
Mead Johnson Nutrition Company
90,000 3.000%,  11/15/2020 89,826
Medtronic, Inc.
77,000 3.500%,  3/15/2025 82,938
Mondelez International Holdings
Netherlands BV
212,000 2.000%,  10/28/2021
g
211,067
Mylan NV
198,000 3.150%,  6/15/2021 196,176
Mylan, Inc.
164,000 4.200%,  11/29/2023 156,294
Novartis Capital Corporation
153,000 1.750%,  2/14/2025 154,534
Par Pharmaceutical, Inc.
620,000 7.500%,  4/1/2027
g
616,900
PepsiCo, Inc.
227,000 2.250%,  3/19/2025 235,646
Pernod Ricard SA
250,000 5.750%,  4/7/2021
g
257,237
Post Holdings, Inc.
720,000 5.750%,  3/1/2027
g
737,791
Reynolds American, Inc.
163,000 4.850%,  9/15/2023 169,587
Scotts Miracle- Gro Company
690,000 4.500%,  10/15/2029 657,225
Shire Acquisitions Investments
Ireland Designated Activity
Company
282,000 2.400%,  9/23/2021 280,945
Simmons Foods, Inc.
500,000 5.750%,  11/1/2024
g
453,900
Spectrum Brands, Inc.
910,000 5.750%,  7/15/2025 850,850

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Consumer Non-Cyclical (3.4%) - continued
$ 310,000 5.000%,  10/1/2029
g
$ 263,500
Sysco Corporation
299,000 5.650%,  4/1/2025 311,329
Teleflex, Inc.
1,015,000 4.875%,  6/1/2026 989,625
Tenet Healthcare Corporation
340,000 4.625%,  7/15/2024 323,850
910,000 5.125%,  11/1/2027
g
869,050
Teva Pharmaceutical Finance
Netherlands III BV
52,000 2.200%,  7/21/2021 49,669
570,000 2.800%,  7/21/2023 520,119
Thermo Fisher Scientific, Inc.
150,000 4.133%,  3/25/2025 160,726
Tyson Foods, Inc.
152,000 4.500%,  6/15/2022 157,138
UnitedHealth Group, Inc.
95,000 3.350%,  7/15/2022 98,313
VRX Escrow Corporation
2,450,000 6.125%,  4/15/2025
g
2,413,250
Zoetis, Inc.
211,000 3.450%,  11/13/2020 208,930
242,000 3.250%,  2/1/2023 247,380
Total 32,457,310
Energy (1.7%)
Archrock Partners, LP
380,000 6.250%,  4/1/2028
g
262,200
BP Capital Markets America, Inc.
570,000 2.520%,  9/19/2022 565,644
Buckeye Partners, LP
150,000 4.125%,  3/1/2025
g
126,450
510,000 3.950%,  12/1/2026 418,047
190,000 4.125%,  12/1/2027 155,743
Canadian Natural Resources, Ltd.
143,000 2.950%,  1/15/2023 123,878
Canadian Oil Sands, Ltd.
141,000 9.400%,  9/1/2021
g
151,878
Cheniere Corpus Christi Holdings,
LLC
1,035,000 7.000%,  6/30/2024 908,406
Cheniere Energy Partners, LP
1,455,000 5.625%,  10/1/2026 1,353,150
Chesapeake Energy Corporation
375,000 11.500%,  1/1/2025
g
60,000
Continental Resources, Inc.
78,000 5.000%,  9/15/2022 48,354
234,000 4.500%,  4/15/2023 128,708
Diamondback Energy, Inc.
155,000 2.875%,  12/1/2024 108,284
Enagas SA
1,930,000 5.500%,  1/15/2028
g
1,003,600
Enbridge, Inc.
145,000 2.900%,  7/15/2022 133,155
1,150,000 6.250%,  3/1/2078
b
862,500
Energy Transfer Operating, LP
142,000 4.200%,  9/15/2023 124,030
325,000 5.875%,  1/15/2024 306,925
346,000 6.625%,  2/15/2028
b,i
171,270
EnLink Midstream Partners, LP
740,000 4.850%,  7/15/2026 363,858
Enterprise Products Operating, LLC
560,000 4.875%,  8/16/2077
b
384,608
EOG Resources, Inc.
230,000 2.625%,  3/15/2023 225,451
Principal
Amount Long-Term Fixed Income (51.9%) Value
Energy (1.7%) - continued
EQT Corporation
$ 170,000 3.900%,  10/1/2027 $ 117,249
Exxon Mobil Corporation
151,000 2.992%,  3/19/2025 159,108
Hess Corporation
142,000 3.500%,  7/15/2024 112,765
Kinder Morgan Energy Partners, LP
284,000 3.450%,  2/15/2023 277,558
Marathon Petroleum Corporation
163,000 4.750%,  12/15/2023 154,334
MPLX, LP
213,000 4.500%,  7/15/2023 183,302
Murphy Oil Corporation
770,000 5.875%,  12/1/2027 402,556
Nabors Industries, Inc.
595,000 5.750%,  2/1/2025 130,900
Nabors Industries, Ltd.
200,000 7.250%,  1/15/2026
g
68,000
Newfield Exploration Company
229,000 5.625%,  7/1/2024 122,907
Occidental Petroleum Corporation
63,000 4.850%,  3/15/2021 52,775
ONEOK, Inc.
76,000 2.200%,  9/15/2025 58,649
Parsley Energy, LLC
925,000 5.625%,  10/15/2027
g
652,125
Plains All American Pipeline, LP
320,000 5.000%,  2/1/2021 312,177
325,000 6.125%,  11/15/2022
b,i
162,500
81,000 2.850%,  1/31/2023 70,514
Sabine Pass Liquefaction, LLC
142,000 6.250%,  3/15/2022 137,733
142,000 5.625%,  4/15/2023 132,121
Southwestern Energy Company
1,045,000 7.500%,  4/1/2026 684,475
Sunoco Logistics Partners
Operations, LP
235,000 4.400%,  4/1/2021 234,252
Sunoco, LP
375,000 5.500%,  2/15/2026 324,480
565,000 5.875%,  3/15/2028 468,950
Targa Resources Partners, LP
740,000 5.375%,  2/1/2027 609,020
Transocean Guardian, Ltd.
546,925 5.875%,  1/15/2024
g
437,540
Transocean, Ltd.
500,000 8.000%,  2/1/2027
g
237,500
Viper Energy Partners, LP
920,000 5.375%,  11/1/2027
g
772,800
W&T Offshore, Inc.
1,030,000 9.750%,  11/1/2023
g
242,112
Western Gas Partners, LP
143,000 4.000%,  7/1/2022 92,727
Williams Partners, LP
280,000 4.500%,  11/15/2023 262,539
WPX Energy, Inc.
755,000 5.750%,  6/1/2026 430,350
340,000 5.250%,  10/15/2027 187,000
200,000 4.500%,  1/15/2030 108,600
Total 16,385,757
Financials (7.8%)
ACE INA Holdings, Inc.
90,000 2.875%,  11/3/2022 91,333

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Financials (7.8%) - continued
Aegon NV
$ 1,080,000
1.896%,  (USISDA 10Y +
0.100%), 7/15/2020
b,i
$ 750,600
AerCap Ireland Capital, Ltd.
156,000 3.500%,  1/15/2025 132,535
AIG Global Funding
288,000 2.150%,  7/2/2020
g
286,747
Air Lease Corporation
282,000 2.500%,  3/1/2021 259,365
Aircastle , Ltd.
228,000 5.000%,  4/1/2023 222,581
Ally Financial, Inc.
550,000 5.750%,  11/20/2025 538,010
American Express Company
142,000 3.375%,  5/17/2021 143,643
164,000 3.700%,  8/3/2023 172,299
160,000 3.400%,  2/22/2024 167,506
Ares Capital Corporation, Convertible
98,000 4.625%,  3/1/2024 84,831
Athene Global Funding
211,000 4.000%,  1/25/2022
g
213,184
Australia and New Zealand Banking
Group, Ltd.
556,000 6.750%,  6/15/2026
b,g,i
546,270
265,000 2.950%,  7/22/2030
b,g
251,097
Avolon Holdings Funding, Ltd.
80,000 5.250%,  5/15/2024
g
68,132
BAC Capital Trust XIV
332,000
4.000%,  (LIBOR 3M +
0.400%), 4/17/2020
b,i
269,750
Banco Bilbao Vizcaya Argentaria SA
400,000 6.500%,  3/5/2025
b,i
310,000
200,000 6.125%,  11/16/2027
b,i,j
147,000
Banco Santander SA
200,000
2.968%,  (LIBOR 3M +
1.120%), 4/12/2023
b
192,203
Bank of America Corporation
282,000 2.738%,  1/23/2022
b
281,659
284,000 3.499%,  5/17/2022
b
287,337
276,000 3.004%,  12/20/2023
b
281,158
445,000 3.550%,  3/5/2024
b
461,286
742,000 5.125%,  6/20/2024
b,i
704,900
663,000 3.864%,  7/23/2024
b
695,583
325,000 4.200%,  8/26/2024 345,448
1,000,000 6.250%,  9/5/2024
b,i
1,015,000
160,000 3.458%,  3/15/2025
b
165,018
Bank of Montreal
488,000 3.300%,  2/5/2024 509,578
Bank of New York Mellon Corporation
284,000 2.600%,  2/7/2022 286,327
Bank of Nova Scotia
213,000 2.700%,  3/7/2022 217,020
318,000 2.375%,  1/18/2023 319,931
152,000 1.950%,  2/1/2023 151,125
Barclays Bank plc
150,000 5.140%,  10/14/2020 151,451
Barclays plc
300,000 4.610%,  2/15/2023
b
305,231
947,000 7.750%,  9/15/2023
b,i
830,519
377,000 4.338%,  5/16/2024
b
363,707
BB&T Corporation
282,000 2.150%,  2/1/2021 281,668
164,000 2.500%,  8/1/2024 162,178
Principal
Amount Long-Term Fixed Income (51.9%) Value
Financials (7.8%) - continued
Blackstone Mortgage Trust, Inc.,
Convertible
$ 155,000 4.375%,  5/5/2022 $ 122,450
BNP Paribas SA
590,000 7.625%,  3/30/2021
b,g,i
575,988
188,000 2.819%,  11/19/2025
b,g
185,732
400,000 4.500%,  2/25/2030
b,g,i
308,000
BNZ International Funding, Ltd.
250,000
1.721%,  (LIBOR 3M +
0.980%), 9/14/2021
b,g
246,461
BPCE SA
163,000 3.000%,  5/22/2022
g
161,369
152,000 2.375%,  1/14/2025
g
141,151
Camden Property Trust
163,000 4.875%,  6/15/2023 171,893
Canadian Imperial Bank of
Commerce
152,000 2.250%,  1/28/2025 150,226
Capital One Bank USA NA
245,000 3.375%,  2/15/2023 239,696
228,000 2.280%,  1/28/2026
b
206,472
Capital One Financial Corporation
421,000 3.050%,  3/9/2022 420,356
Cascades USA, Inc.
630,000 5.125%,  1/15/2026
g
609,525
Central Fidelity Capital Trust I
560,000
2.831%,  (LIBOR 3M +
1.000%), 4/15/2027
b
470,400
CIT Group, Inc.
1,315,000 5.000%,  8/15/2022 1,282,180
Citigroup, Inc.
153,000 2.350%,  8/2/2021 152,851
142,000 2.750%,  4/25/2022 142,737
141,000
2.484%,  (LIBOR 3M +
0.690%), 10/27/2022
b
133,335
622,000 2.312%,  11/4/2022
b
618,329
280,000 3.142%,  1/24/2023
b
283,494
664,000 5.000%,  9/12/2024
b,i
607,002
960,000 4.700%,  1/30/2025
b,i
830,400
485,000 3.352%,  4/24/2025
b
499,401
332,000 5.950%,  5/15/2025
b,i
321,625
Citizens Bank NA
250,000 2.200%,  5/26/2020 249,586
CNA Financial Corporation
170,000 5.750%,  8/15/2021 174,195
190,000 3.950%,  5/15/2024 197,379
Compass Bank
325,000 3.500%,  6/11/2021 323,258
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
282,000 3.950%,  11/9/2022 283,644
Credit Agricole SA
142,000 3.375%,  1/10/2022
g
141,678
531,000 8.125%,  12/23/2025
b,g,i
546,930
Credit Suisse Group AG
600,000 7.500%,  7/17/2023
b,g,i
552,960
498,000 7.500%,  12/11/2023
b,g,i
479,325
157,000 2.593%,  9/11/2025
b,g
149,181
740,000 6.375%,  8/21/2026
b,g,i
649,498
Credit Suisse Group Funding
(Guernsey), Ltd.
426,000 3.800%,  9/15/2022 433,109
Danske Bank AS
250,000 5.000%,  1/12/2022
g
255,967

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Financials (7.8%) - continued
Deutsche Bank AG
$ 141,000 2.700%,  7/13/2020 $ 138,232
426,000 4.250%,  10/14/2021 405,231
400,000 6.000%,  10/30/2025
b,i
267,800
Deutsche Bank AG of New York
155,000 3.950%,  2/27/2023 153,956
Digital Realty Trust, LP
212,000 2.750%,  2/1/2023 210,781
Discover Bank
162,000 4.200%,  8/8/2023 172,007
235,000 2.450%,  9/12/2024 225,146
Fidelity National Financial, Inc.
235,000 5.500%,  9/1/2022 257,893
Fifth Third Bancorp
213,000 2.600%,  6/15/2022 210,472
160,000 3.650%,  1/25/2024 166,383
Five Corners Funding Trust
350,000 4.419%,  11/15/2023
g
376,509
FNB Corporation
305,000 2.200%,  2/24/2023 299,160
FTI Consulting, Inc., Convertible
1,232,000 2.000%,  8/15/2023 1,606,877
General Electric Capital Corporation
310,000 3.100%,  1/9/2023 314,844
Goldman Sachs Group, Inc.
282,000 5.375%,  5/10/2020
b,i
252,038
284,000 5.250%,  7/27/2021 295,236
220,000
2.862%,  (LIBOR 3M + 1.170%),
11/15/2021
b
215,600
284,000 3.000%,  4/26/2022 286,048
208,000 2.876%,  10/31/2022
b
209,061
141,000
2.364%,  (LIBOR 3M +
1.050%), 6/5/2023
b
134,964
320,000 3.625%,  2/20/2024 331,099
725,000 5.500%,  8/10/2024
b,i,j
696,805
342,000 4.950%,  2/10/2025
b,i
304,380
148,000 3.500%,  4/1/2025 150,078
234,000 3.272%,  9/29/2025
b
238,627
Guardian Life Global Funding
250,000 2.000%,  4/26/2021
g
249,088
Hannon Armstrong Sustainable
Infrastructure Capital, Convertible
460,000 4.125%,  9/1/2022 436,461
HCP, Inc.
151,000 4.250%,  11/15/2023 142,692
Hospitality Properties Trust
95,000 4.250%,  2/15/2021 90,328
HSBC Holdings plc
426,000 3.400%,  3/8/2021 428,344
284,000 6.875%,  6/1/2021
b,i
279,030
290,000
3.400%,  (LIBOR 3M +
1.500%), 1/5/2022
b
278,047
720,000 6.375%,  9/17/2024
b,i
667,800
300,000 3.803%,  3/11/2025
b
312,327
500,000 6.375%,  3/30/2025
b,i
467,500
187,000 2.633%,  11/7/2025
b
181,438
332,000 6.500%,  3/23/2028
b,i
310,420
Huntington Bancshares, Inc.
185,000 3.150%,  3/14/2021 185,474
Icahn Enterprises, LP
415,000 6.750%,  2/1/2024 400,475
530,000 6.375%,  12/15/2025 500,850
300,000 6.250%,  5/15/2026 283,500
Principal
Amount Long-Term Fixed Income (51.9%) Value
Financials (7.8%) - continued
ILFC E-Capital Trust II
$ 498,000
3.570%,  (H15T30Y + 1.800%),
12/21/2065
b,g
$ 199,200
ING Groep NV
710,000 6.000%,  4/16/2020
b,i
673,080
300,000 4.100%,  10/2/2023 307,863
International Lease Finance
Corporation
284,000 5.875%,  8/15/2022 253,888
Iron Mountain, Inc.
1,075,000 4.875%,  9/15/2027
g
1,042,750
iStar , Inc., Convertible
190,000 3.125%,  9/15/2022 185,983
J.P. Morgan Chase & Company
211,000
2.260%,  (LIBOR 3M +
0.680%), 6/1/2021
b
209,735
290,000 2.295%,  8/15/2021 289,443
376,000 2.776%,  4/25/2023
b
380,758
338,000 3.375%,  5/1/2023 352,712
480,000 5.150%,  5/1/2023
b,i
456,000
289,000
3.031%,  (LIBOR 3M +
1.230%), 10/24/2023
b
279,726
1,454,000 5.000%,  8/1/2024
b,i
1,363,125
325,000 3.875%,  9/10/2024 343,181
635,000 4.023%,  12/5/2024
b
672,770
960,000 4.600%,  2/1/2025
b,i
840,192
KeyBank NA
380,000 1.250%,  3/10/2023 372,149
Liberty Mutual Group, Inc.
42,000 5.000%,  6/1/2021
g
43,079
Lincoln National Corporation
300,000
4.049%,  (LIBOR 3M +
2.358%), 5/17/2066
b
186,000
Lloyds Banking Group plc
311,000 3.000%,  1/11/2022 310,118
235,000 2.858%,  3/17/2023
b
231,674
300,000 3.900%,  3/12/2024 303,635
1,200,000 6.413%,  10/1/2035
b,g,i
1,200,000
762,000 6.657%,  5/21/2037
b,g,i
821,055
Macquarie Bank, Ltd.
720,000 6.125%,  3/28/2027
b,g,i
648,000
MetLife Capital Trust IV
1,422,000 7.875%,  12/15/2037
g
1,649,520
MGIC Investment Corporation,
Convertible
1,030,000 9.000%,  4/1/2063
g
1,334,708
Mitsubishi UFJ Financial Group, Inc.
142,000 2.998%,  2/22/2022 144,767
241,000 2.623%,  7/18/2022 240,634
282,000 3.455%,  3/2/2023 288,698
160,000 3.407%,  3/7/2024 165,078
Mizuho Financial Group, Inc.
241,000 2.721%,  7/16/2023
b
242,374
200,000 2.226%,  5/25/2026
b
196,009
Morgan Stanley
290,000 2.800%,  6/16/2020 289,959
282,000 5.500%,  7/28/2021 292,755
141,000 2.750%,  5/19/2022 142,494
110,000 4.875%,  11/1/2022 115,489
282,000 3.125%,  1/23/2023 288,419
311,000 4.100%,  5/22/2023 322,094
160,000 2.720%,  7/22/2025
b
161,981
MPT Operating Partnership, LP
610,000 5.250%,  8/1/2026 606,950
660,000 4.625%,  8/1/2029 607,200

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Financials (7.8%) - continued
National Australia Bank, Ltd.
$ 228,000 1.875%,  12/13/2022 $ 226,634
National Bank of Canada
228,000 2.100%,  2/1/2023 226,893
Nippon Life Insurance Company
480,000 3.400%,  1/23/2050
b,g
460,800
Nomura Holdings, Inc.
182,000 2.648%,  1/16/2025 178,148
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,g,i
181,000
Outfront Media Cap, LLC
870,000 4.625%,  3/15/2030
g
774,300
Park Aerospace Holdings, Ltd.
80,000 4.500%,  3/15/2023
g
69,385
PNC Bank NA
282,000 2.450%,  11/5/2020 282,526
PNC Financial Services Group, Inc.
163,000 3.500%,  1/23/2024 169,064
Quicken Loans, Inc.
1,230,000 5.750%,  5/1/2025
g
1,223,850
Regions Financial Corporation
142,000 3.800%,  8/14/2023 143,761
Reinsurance Group of America, Inc.
212,000 4.700%,  9/15/2023 233,384
Royal Bank of Canada
157,000 2.250%,  11/1/2024 158,575
Royal Bank of Scotland Group plc
813,000 8.625%,  8/15/2021
b,i
792,675
163,000 6.125%,  12/15/2022 168,133
163,000 6.100%,  6/10/2023 167,595
300,000 4.269%,  3/22/2025
b
308,238
126,000 3.754%,  11/1/2029
b
116,535
Santander UK Group Holdings plc
290,000 2.875%,  8/5/2021 285,411
Santander UK plc
228,000 2.100%,  1/13/2023 221,140
Simon Property Group, LP
145,000 2.500%,  7/15/2021 143,010
162,000 2.000%,  9/13/2024 155,475
Societe Generale SA
188,000 2.625%,  10/16/2024
g
177,921
1,055,000 8.000%,  9/29/2025
b,g,i
965,325
Springleaf Finance Corporation
650,000 6.875%,  3/15/2025 654,628
Standard Chartered plc
240,000 2.744%,  9/10/2022
b,g
237,592
State Street Corporation
148,000 2.825%,  3/30/2023
b,g
149,351
157,000 2.354%,  11/1/2025
b
155,391
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.784%,  7/12/2022 141,643
640,000 2.778%,  10/18/2022 650,074
188,000 2.448%,  9/27/2024 187,463
SunTrust Banks, Inc.
120,000 2.900%,  3/3/2021 120,272
Synchrony Financial
156,000 3.750%,  8/15/2021 156,684
164,000 2.850%,  7/25/2022 156,231
160,000 4.250%,  8/15/2024 154,051
Synovus Bank
250,000 2.289%,  2/10/2023
b
246,365
Toronto-Dominion Bank
365,000 2.550%,  1/25/2021 360,787
160,000 3.250%,  3/11/2024 167,213
Principal
Amount Long-Term Fixed Income (51.9%) Value
Financials (7.8%) - continued
Truist Bank
$ 250,000 1.500%,  3/10/2025 $ 243,314
Truist Financial Corporation
750,000 4.800%,  9/1/2024
b,i
645,000
UBS Group Funding Jersey, Ltd.
282,000 3.000%,  4/15/2021
g
282,544
USB Realty Corporation
664,000
2.978%,  (LIBOR 3M + 1.147%),
1/15/2022
b,g,i
498,000
Ventas Realty, LP
142,000 3.100%,  1/15/2023 139,115
163,000 3.750%,  5/1/2024 154,105
VICI Properties, LP / VICI Note
Company, Inc.
240,000 4.250%,  12/1/2026
g
220,200
140,000 3.750%,  2/15/2027
g
131,950
240,000 4.625%,  12/1/2029
g
218,400
140,000 4.125%,  8/15/2030
g
132,650
Wachovia Capital Trust II
307,000
2.331%,  (LIBOR 3M +
0.500%), 1/15/2027
b
251,740
Wells Fargo & Company
280,000 2.100%,  7/26/2021 279,608
144,000 2.625%,  7/22/2022 145,682
325,000 4.125%,  8/15/2023 335,058
335,000
3.007%,  (LIBOR 3M +
1.230%), 10/31/2023
b
319,619
156,000 3.750%,  1/24/2024 165,152
311,000 2.406%,  10/30/2025
b
306,452
Westpac Banking Corporation
226,000
2.543%,  (LIBOR 3M +
0.850%), 8/19/2021
b
221,080
152,000 2.000%,  1/13/2023 150,256
152,000 2.894%,  2/4/2030
b
145,836
Total 74,522,523
Mortgage-Backed Securities (12.2%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
4,569,603 3.500%,  5/1/2034 4,816,371
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,234,449 3.000%,  3/25/2050 6,539,229
2,530,000 3.000%,  4/1/2050
e
2,653,684
4,067,228 3.500%,  7/1/2047
e
4,313,443
4,172,056 3.000%,  8/1/2047 4,400,228
Federal National Mortgage
Association
1,889,118 4.500%,  5/1/2048 2,037,796
3,470,096 3.500%,  10/1/2048 3,664,559
1,123,937 3.500%,  2/1/2049 1,185,794
2,607,958 3.500%,  6/1/2049 2,756,737
3,943,447 3.500%,  8/1/2049 4,176,126
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,500,000 2.500%,  4/1/2035
e
5,706,894
12,740,000 2.000%,  5/1/2035
e
13,074,425
9,330,000 2.500%,  5/1/2035
e
9,674,044
7,500,000 3.000%,  5/1/2035
e
7,833,416

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
Mortgage-Backed Securities (12.2%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 22,300,000 2.500%,  5/1/2050
e
$ 23,072,824
1,125,000 3.000%,  4/1/2048
e
1,179,712
6,112,647 4.000%,  7/1/2048 6,527,718
13,175,000 3.000%,  5/1/2049
e
13,796,146
163,221 3.500%,  8/1/2049
e
172,298
Total 117,581,444
Technology (1.7%)
Akamai Technologies, Inc.,
Convertible
1,102,000 0.375%,  9/1/2027
g
1,097,540
Apple, Inc.
282,000 2.400%,  1/13/2023 290,635
570,000 3.450%,  5/6/2024 615,417
Baidu, Inc.
143,000 3.000%,  6/30/2020 143,189
Booking Holdings, Inc., Convertible
150,000 0.350%,  6/15/2020 166,021
Broadcom Corporation
587,000 2.650%,  1/15/2023 573,247
228,000 3.125%,  1/15/2025 218,583
CommScope Technologies Finance,
LLC
965,000 6.000%,  6/15/2025
g
883,168
Dell International, LLC/ EMC
Corporation
240,000 4.000%,  7/15/2024
g
242,132
Diamond 1 Finance Corporation
444,000 5.450%,  6/15/2023
g
455,616
Diamond Sports Group, LLC
1,230,000 6.625%,  8/15/2027
g,j
822,562
Fiserv, Inc.
310,000 2.750%,  7/1/2024 308,232
Global Payments, Inc.
82,000 2.650%,  2/15/2025 81,280
Harland Clarke Holdings Corporation
570,000 8.375%,  8/15/2022
g
439,612
Hewlett Packard Enterprise Company
365,000 3.600%,  10/15/2020 365,444
163,000 2.250%,  4/1/2023 159,271
Intel Corporation
160,000 1.700%,  5/19/2021 159,998
95,000 3.100%,  7/29/2022 98,591
j2 Global, Inc., Convertible
445,000 3.250%,  6/15/2029 542,593
Lumentum Holdings, Inc.,
Convertible
115,000 0.250%,  3/15/2024 155,312
Marvell Technology Group, Ltd.
142,000 4.200%,  6/22/2023 145,165
Microchip Technology, Inc.,
Convertible
244,000 1.625%,  2/15/2027 250,428
Microsoft Corporation
284,000 2.400%,  2/6/2022 291,852
NCR Corporation
1,210,000 6.125%,  9/1/2029
g
1,130,019
Nuance Communications, Inc.,
Convertible
2,057,000 1.250%,  4/1/2025 2,214,957
NXP BV/NXP Funding, LLC
245,000 4.875%,  3/1/2024
g
261,582
Principal
Amount Long-Term Fixed Income (51.9%) Value
Technology (1.7%) - continued
ON Semiconductor Corporation,
Convertible
$ 567,000 1.625%,  10/15/2023 $ 563,158
Open Text Corporation
530,000 4.125%,  2/15/2030
g
498,332
Oracle Corporation
95,000 2.500%,  5/15/2022 96,575
222,000 2.500%,  4/1/2025 226,633
Panasonic Corporation
241,000 2.536%,  7/19/2022
g
237,273
Plantronics, Inc.
680,000 5.500%,  5/31/2023
g
494,700
PTC, Inc.
210,000 3.625%,  2/15/2025
g
196,350
Seagate HDD Cayman
156,000 4.250%,  3/1/2022 156,305
SS&C Technologies, Inc.
920,000 5.500%,  9/30/2027
g
948,750
Teradyne, Inc., Convertible
175,000 1.250%,  12/15/2023 313,250
Texas Instruments, Inc.
95,000 1.750%,  5/1/2020 94,955
223,000 1.375%,  3/12/2025 220,809
Verint Systems, Inc., Convertible
414,000 1.500%,  6/1/2021 399,164
Vishay Intertechnology , Inc.,
Convertible
278,000 2.250%,  6/15/2025 246,899
Total 16,805,599
Transportation (0.5%)
AerCap Holdings NV
563,000 5.875%,  10/10/2079
b
388,470
Air Lease Corporation
152,000 2.300%,  2/1/2025 115,926
CSX Corporation
163,000 3.700%,  11/1/2023 171,538
Delta Air Lines, Inc.
157,000 2.900%,  10/28/2024 125,661
Hertz Corporation
670,000 5.500%,  10/15/2024
g
376,734
500,000 6.000%,  1/15/2028
g
262,500
J.B. Hunt Transport Services, Inc.
95,000 3.300%,  8/15/2022 91,311
Meritor, Inc., Convertible
463,000 3.250%,  10/15/2037 392,971
NCL Corporation, Ltd.
650,000 3.625%,  12/15/2024
g
414,570
Penske Truck Leasing Company, LP
160,000 3.375%,  2/1/2022
g
161,726
Ryder System, Inc.
305,000 3.500%,  6/1/2021 304,914
Union Pacific Corporation
213,000 3.750%,  7/15/2025 228,924
United Airlines Pass Through Trust
90,000 3.700%,  12/1/2022 87,442
United Continental Holdings, Inc.
600,000 4.875%,  1/15/2025 516,000
XPO Logistics, Inc.
390,000 6.125%,  9/1/2023
g
381,713
638,000 6.750%,  8/15/2024
g
623,836
Total 4,644,236

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (51.9%) Value
U.S. Government & Agencies (0.1%)
U.S. Treasury Notes
$ 270,000 1.500%,  8/15/2020 $ 271,498
330,000 1.375%,  9/30/2020 332,062
Total 603,560
Utilities (1.2%)
Alabama Power Company
142,000 2.450%,  3/30/2022 143,727
Ameren Corporation
90,000 2.700%,  11/15/2020 89,732
160,000 2.500%,  9/15/2024 155,589
Berkshire Hathaway Energy Company
152,000 4.050%,  4/15/2025
g
163,940
Calpine Corporation
1,170,000 4.500%,  2/15/2028
g
1,134,022
CenterPoint Energy, Inc.
142,000 2.500%,  9/1/2022 139,377
164,000 2.500%,  9/1/2024 161,022
Dominion Energy, Inc.
163,000 2.715%,  8/15/2021 160,790
163,000 3.071%,  8/15/2024 162,908
495,000 4.650%,  12/15/2024
b,i
444,812
DTE Energy Company
232,000 3.300%,  6/15/2022 237,770
240,000 2.529%,  10/1/2024 233,293
Duke Energy Corporation
282,000 2.400%,  8/15/2022 281,483
500,000 4.875%,  9/16/2024
b,i
420,000
Edison International
472,000 2.950%,  3/15/2023 456,636
78,000 3.550%,  11/15/2024 77,478
151,000 4.950%,  4/15/2025 150,651
Evergy , Inc.
162,000 2.450%,  9/15/2024 158,941
Eversource Energy
141,000 2.500%,  3/15/2021 141,515
FirstEnergy Corporation
214,000 2.850%,  7/15/2022 208,682
154,000 2.050%,  3/1/2025 148,880
Florida Power & Light Company
148,000 2.850%,  4/1/2025 155,640
Georgia Power Company
152,000 2.100%,  7/30/2023 148,226
162,000 2.200%,  9/15/2024 151,987
NextEra Energy Operating Partners,
LP
1,200,000 3.875%,  10/15/2026
g
1,140,000
NiSource, Inc.
230,000 3.650%,  6/15/2023 235,517
745,000 5.650%,  6/15/2023
b,i
663,050
Pinnacle West Capital Corporation
141,000 2.250%,  11/30/2020 141,183
PPL Capital Funding, Inc.
325,000 3.950%,  3/15/2024 335,188
PSEG Power, LLC
60,000 3.000%,  6/15/2021 60,171
Public Service Enterprise Group, Inc.
163,000 2.875%,  6/15/2024 162,482
Sempra Energy
311,000 3.550%,  6/15/2024 313,532
Southern Company
141,000 2.350%,  7/1/2021 141,358
TerraForm Power Operating, LLC
1,060,000 5.000%,  1/31/2028
g
1,110,668
Principal
Amount Long-Term Fixed Income (51.9%) Value
Utilities (1.2%) - continued
TransCanada Trust
$ 975,000 5.875%,  8/15/2076
b
$ 762,937
Vistra Operations Company, LLC
740,000 5.000%,  7/31/2027
g
751,100
Total 11,544,287
Total Long-Term Fixed Income
(cost $530,362,692) 498,255,993
Shares Common Stock ( 22.4% ) Value
Communications Services (1.4%)
4,713 Activision Blizzard, Inc.
l
280,329
1,844 Alphabet, Inc., Class A
l
2,142,636
1,161 Alphabet, Inc., Class C
l
1,350,022
6,898 AT&T, Inc. 201,077
98,758 Auto Trader Group plc
g
533,667
6,609 Carsales.com, Ltd. 47,488
7,507 CenturyLink, Inc. 71,016
490 Charter Communications, Inc.
l
213,792
37,638 Comcast Corporation 1,293,994
2,090 Discovery, Inc., Class A
j,l
40,630
17,157 DISH Network Corporation
l
342,968
6,242 Facebook, Inc.
l
1,041,166
51,000 HKT Trust and HKT, Ltd. 69,362
1,653 Ipsos SA 34,299
2,774 Live Nation Entertainment, Inc.
l
126,106
50,711 Mediaset Espana Comunicacion SA 185,166
4,045 Meredith Corporation 49,430
6,053 Orange SA 73,287
18,829 QuinStreet , Inc.
l
151,573
4,201 Rightmove plc 25,336
265 Roku, Inc.
l
23,182
21,999 Seven West Media, Ltd.
l
1,070
17,200 SoftBank Corporation 219,105
2,500 SoftBank Group Corporation 88,506
327,493 Telecom Italia SPA 132,561
31,444 Telefonica SA 143,105
17,600 TV Asahi Holdings Corporation 266,743
22,302 Twitter, Inc.
l
547,737
5,164 Uber Technologies, Inc.
l
144,179
39,250 Verizon Communications, Inc. 2,108,903
7,180 ViacomCBS , Inc. 100,592
22,295 Vodafone Group plc 30,844
5,295 Walt Disney Company 511,497
3,964 Wolters Kluwer NV 280,588
10,573 Zillow Group, Inc.
l
359,165
Total 13,231,121
Consumer Discretionary (1.8%)
2,129 Alibaba Group Holding, Ltd. ADR
l
414,048
1,793 Amazon.com, Inc.
l
3,495,848
2,100 AOKI Holdings, Inc. 14,063
4,500 Aoyama Trading Company, Ltd. 38,499
6,350 Aptiv plc 312,674
2,500 Autobacs Seven Company, Ltd. 28,777
377 AutoZone, Inc.
l
318,942
3,607 Berkeley Group Holdings plc 160,993
306 Booking Holdings, Inc.
l
411,668
1,500 Bridgestone Corporation 45,916
1,420 Bright Horizons Family Solutions,
Inc.
l
144,840
2,306 Burlington Stores, Inc.
l
365,409
1,474 Century Casinos, Inc.
l
3,552
276 Chipotle Mexican Grill, Inc.
l
180,614
2,700 Chiyoda Company, Ltd. 29,052

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.4%) Value
Consumer Discretionary (1.8%) - continued
452 Churchill Downs, Inc. $ 46,533
39,900 Citizen Watch Company, Ltd. 140,776
8,644 Cooper-Standard Holdings, Inc.
l
88,774
12,829 Crocs, Inc.
l
217,965
9,489 D.R. Horton, Inc. 322,626
19,600 Denso Corporation 626,308
14,957 Designer Brands, Inc. 74,486
3,493 Eldorado Resorts, Inc.
l
50,299
1,266 Emerald Holding, Inc 3,279
11,027 Etsy, Inc.
l
423,878
1,200 Exedy Corporation 17,661
50,000 Galaxy Entertainment Group, Ltd. 263,341
2,545 Genuine Parts Company 171,355
7,184 Home Depot, Inc. 1,341,325
3,646 Industria de Diseno Textil SA 94,481
14,290 Lowe's Companies, Inc. 1,229,654
2,983 Lululemon Athletica , Inc.
l
565,428
2,878 McDonald's Corporation 475,877
2,000 Mohawk Industries, Inc.
l
152,480
37,101 Moneysupermarket.com Group plc 137,869
10,537 Movado Group, Inc. 124,547
742 Netflix, Inc.
l
278,621
13,600 NHK Spring Company, Ltd. 88,712
4,015 NIKE, Inc. 332,201
6,100 Nissan Motor Company, Ltd. 20,409
198 NVR, Inc.
l
508,684
2,500 Onward Holdings Company, Ltd. 10,988
3,226 Oxford Industries, Inc. 116,975
2,400 Park24 Company, Ltd. 35,380
4,740 Penn National Gaming, Inc.
l
59,961
3,674 Playa Hotels and Resorts NV
l
6,429
1,900 PLENUS Company, Ltd. 32,491
23,439 Redrow plc 103,902
4,378 RH
j,l
439,858
3,300 Rinnai Corporation 232,619
5,200 Sangetsu Company, Ltd. 76,966
2,600 SHIMAMURA Company, Ltd. 157,128
9,410 Sony Corporation ADR 556,884
60,200 Sumitomo Electric Industries, Ltd. 628,969
1,200 Sumitomo Forestry Company, Ltd. 15,321
32,500 Sumitomo Rubber Industries, Ltd. 305,266
2,513 Super Retail Group, Ltd. 7,188
1,000 Takara Standard Company, Ltd. 15,285
88,085 Taylor Wimpey plc 126,750
5,339 Texas Roadhouse, Inc. 220,501
7,715 TJX Companies, Inc. 368,854
6,100 Toyoda Gosei Company, Ltd. 103,815
1,000 United Arrows, Ltd. 15,039
1,342 Wynn Resorts, Ltd. 80,775
7,665 Zumiez , Inc.
l
132,758
Total 17,612,566
Consumer Staples (1.2%)
5,162 Anheuser-Busch InBev NV 228,005
3,100 Arcs Company, Ltd. 55,692
2,069 B&G Foods, Inc. 37,428
12,225 Bunge, Ltd. 501,592
4,040 Carlsberg AS 454,822
1,165 Casey's General Stores, Inc. 154,351
18,814 Coca-Cola Company 832,519
8,881 Colgate-Palmolive Company 589,343
1,379 Costco Wholesale Corporation 393,194
32,155 Cott Corporation 291,324
4,010 ForFarmers BV 24,944
972 Glanbia plc 10,581
30,181 Hain Celestial Group, Inc.
l
783,801
Shares Common Stock (22.4%) Value
Consumer Staples (1.2%) - continued
3,647 John B. Sanfilippo & Son, Inc. $ 326,042
2,600 Kewpie Corporation 52,038
3,000 Kimberly-Clark Corporation 383,610
15 Lindt & Spruengli AG 125,902
539 L'Oreal SA 139,499
1,000 Ministop Company, Ltd. 13,490
11,609 Nestle SA 1,188,388
5,376 PepsiCo, Inc. 645,658
4,724 Philip Morris International, Inc. 344,663
7,709 Procter & Gamble Company 847,990
1,076 Reckitt Benckiser Group plc 81,965
5,700 Sugi Holdings Company, Ltd. 305,232
14,900 Sundrug Company, Ltd. 477,459
9,909 Turning Point Brands, Inc. 209,179
5,123 Unilever NV 251,802
15,461 Wal-Mart Stores, Inc. 1,756,679
Total 11,507,192
Energy (1.0%)
23,683 BP plc ADR 577,628
8,902 Chevron Corporation 645,039
6,321 Cimarex Energy Company 106,383
6,420 ConocoPhillips 197,736
2,577 Continental Resources, Inc. 19,688
14,304 Contura Energy, Inc.
l
33,614
8,209 Diamondback Energy, Inc. 215,076
43,050 Enbridge, Inc. 1,252,325
13,721 Eni SPA 136,352
85,573 Enterprise Products Partners, LP 1,223,694
4,385 EOG Resources, Inc. 157,509
27,699 Euronav NV 312,445
9,012 Exxon Mobil Corporation 342,186
466 Gaztransport Et Technigaz SA 33,551
28,927 Halliburton Company 198,150
3,170 Helmerich & Payne, Inc. 49,611
128,500 JXTG Holdings, Inc. 437,849
85,750 Kinder Morgan, Inc. 1,193,640
40,958 Marathon Oil Corporation 134,752
14,331 Marathon Petroleum Corporation 338,498
8,039 NexTier Oilfield Solutions, Inc.
l
9,406
11,700 Nine Energy Service, Inc.
l
9,457
990 OMV AG 27,093
2,044 ONEOK, Inc. 44,580
28,877 Pacific Drilling SA
j,l
12,417
39,335 Patterson-UTI Energy, Inc. 92,437
6,007 Pioneer Natural Resources Company 421,391
23,952 Royal Dutch Shell plc, Class A 416,133
38,797 Royal Dutch Shell plc, Class B 650,782
4,517 Schlumberger, Ltd. 60,934
9,092 SEACOR Holdings, Inc.
l
245,120
6,630 Talos Energy, Inc.
l
38,123
3,168 Total SA 119,367
3,875 TransCanada Energy Corporation 172,231
36,248 WPX Energy, Inc.
l
110,556
Total 10,035,753
Financials (3.4%)
21,820 AB Industrivarden 417,799
13,070 Aflac, Inc. 447,517
15,200 AIA Group, Ltd. 136,111
7,207 Air Lease Corporation 159,563
5,729 Allianz SE 975,635
25,327 Ally Financial, Inc. 365,469
2,754 American Express Company 235,770
3,893 American Financial Group, Inc. 272,821
9,800 American International Group, Inc. 237,650

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.4%) Value
Financials (3.4%) - continued
759 Ameriprise Financial, Inc. $ 77,782
1,256 Aon plc 207,290
35,202 Assured Guaranty, Ltd. 907,860
4,579 Baloise Holding AG 596,973
57,513 Bank Leumi Le-Israel BM 317,125
91,644 Bank of America Corporation 1,945,602
384 Bank of Marin Bancorp 11,520
7,738 Bank of Montreal 390,721
7,440 Bank of N.T. Butterfield & Son, Ltd. 126,703
3,731 Bank of New York Mellon Corporation 125,660
4,114 Berkshire Hathaway, Inc.
l
752,163
1,322 BlackRock, Inc. 581,640
15,662 Bridgewater Bancshares, Inc.
l
152,704
10,910 Capital One Financial Corporation 550,082
7,199 Charles Schwab Corporation 242,030
3,900 Chubb, Ltd. 435,591
47,772 CI Financial Corporation 474,224
31,682 Citigroup, Inc. 1,334,446
2,947 Citizens Financial Group, Inc. 55,433
907 CME Group, Inc. 156,829
2,416 CNP Assurances 23,393
1,953 Cohen & Steers, Inc. 88,764
13,674 Comerica, Inc. 401,195
8,467 Commonwealth Bank of Australia 319,461
1,543 Community Trust Bancorp, Inc. 49,052
1,533 Cullen/Frost Bankers, Inc. 85,526
34,200 DBS Group Holdings, Ltd. 446,247
1,682 Deutsche Boerse AG 231,080
16,788 Deutsche Pfandbriefbank AG
g
126,735
34,201 DnB ASA 381,031
2,536 Ellington Residential Mortgage REIT 13,441
1,311 Enstar Group, Ltd.
l
208,515
8,267 Euronext NV
g
608,726
26,044 Everi Holdings, Inc.
l
85,945
384 FBL Financial Group, Inc. 17,921
461 Financial Institutions, Inc. 8,363
3,210 First Busey Corporation 54,923
11,048 First Interstate BancSystem , Inc. 318,624
298 First Mid-Illinois Bancshares, Inc. 7,075
1,868 First Republic Bank 153,699
80,907 FlexiGroup , Ltd. 37,396
1,584 Goldman Sachs Group, Inc. 244,871
1,910 Great Southern Bancorp, Inc. 77,164
2,521 Hamilton Lane, Inc.
j
139,437
18,365 Hartford Financial Services Group,
Inc. 647,183
8,213 Heartland Financial USA, Inc. 248,033
23,934 Heritage Commerce Corporation 183,574
1,202 Hometrust Bancshares, Inc. 19,136
2,836 Houlihan Lokey , Inc. 147,812
25,761 HSBC Holdings plc 144,616
543 Independent Bank Corporation 6,988
7,572 Interactive Brokers Group, Inc. 326,883
134,573 Israel Discount Bank, Ltd. 392,397
11,567 J.P. Morgan Chase & Company 1,041,377
6,669 Kemper Corporation 495,974
60,186 KeyCorp 624,129
1,093 L E Lundbergforetagen AB 44,308
807 Lakeland Bancorp, Inc. 8,724
8,717 Laurentian Bank of Canada 189,293
1,592 M&T Bank Corporation 164,661
34,808 Manulife Financial Corporation 437,048
648 Markel Corporation
l
601,273
1,292 Marsh & McLennan Companies, Inc. 111,706
10,722 Meridian Bancorp, Inc. 120,301
11,380 MetLife, Inc. 347,887
Shares Common Stock (22.4%) Value
Financials (3.4%) - continued
3,980 MidWestOne Financial Group, Inc. $ 83,341
2,991 Mizrahi Tefahot Bank, Ltd. 55,051
16,910 Morgan Stanley 574,940
2,865 National Bank of Canada 110,728
20,990 Natixis 66,837
3,275 New York Community Bancorp, Inc. 30,752
2,875 Northern Trust Corporation 216,947
2,199 Onex Corporation 80,488
2,524 Paragon Banking Group plc 10,323
2,277 Pargesa Holding SA 150,335
1,764 PCSB Financial Corporation 24,678
330 Peapack -Gladstone Financial
Corporation 5,923
3,610 PNC Financial Services Group, Inc. 345,549
6,377 Popular, Inc. 223,195
9,089 Power Corporation of Canada 146,220
2,858 Primerica, Inc. 252,876
10,438 Prosight Global, Inc.
l
101,770
2,831 Prudential Financial, Inc. 147,608
268 QCR Holdings, Inc. 7,255
19,975 Radian Group, Inc. 258,676
7,360 Raymond James Financial, Inc. 465,152
4,862 Royal Bank of Canada 301,159
1,374 S&P Global, Inc. 336,699
11,537 Seacoast Banking Corporation of
Florida
l
211,242
2,800 Senshu Ikeda Holdings, Inc. 4,221
6,700 Singapore Exchange, Ltd. 43,151
7,966 State Auto Financial Corporation 221,375
17,582 Sun Life Financial, Inc. 565,577
748 SVB Financial Group
l
113,008
1,875 Swiss Life Holding AG 629,336
13,301 Synovus Financial Corporation 233,566
3,008 T. Rowe Price Group, Inc. 293,731
1,093 Topdanmark AS 43,858
30,269 Toronto-Dominion Bank 1,286,857
6,309 Triumph Bancorp, Inc.
l
164,034
16,590 U.S. Bancorp 571,526
273 Washington Trust Bancorp, Inc. 9,981
3,702 Wells Fargo & Company 106,247
10,225 Western Alliance Bancorp 312,987
28,081 Zions Bancorporations NA 751,448
Total 32,681,247
Health Care (3.4%)
7,298 Abbott Laboratories 575,885
1,459 AbbVie, Inc. 111,161
3,214 Alexion Pharmaceuticals, Inc.
l
288,585
2,291 Align Technology, Inc.
l
398,520
3,550 Amgen, Inc. 719,692
1,163 Anthem, Inc. 264,048
15,988 Bausch Health Companies, Inc.
l
247,814
916 Becton, Dickinson and Company 210,469
2,192 Biogen, Inc.
l
693,505
7,714 Catalent , Inc.
l
400,742
1,452 CEL-SCI Corporation
l
16,756
14,470 Centene Corporation
l
859,663
3,672 Cigna Holding Company 650,605
6,014 CSL, Ltd. 1,090,169
17,726 CVS Health Corporation 1,051,684
12,676 Danaher Corporation 1,754,485
3,515 Edwards Lifesciences Corporation
l
662,999
8,047 Gilead Sciences, Inc. 601,594
63,613 GlaxoSmithKline plc 1,193,642
7,304 Grifols SA 244,373
9,327 Halozyme Therapeutics, Inc.
l
167,793

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.4%) Value
Health Care (3.4%) - continued
4,545 HCA Healthcare, Inc. $ 408,368
717 Humana, Inc. 225,152
11,642 iBio , Inc.
l
12,341
725 Illumina, Inc.
l
198,012
1,431 Intuitive Surgical, Inc.
l
708,646
3,203 IQVIA Holding, Inc.
l
345,476
3,300 Jazz Pharmaceuticals, Inc.
l
329,142
19,988 Johnson & Johnson 2,621,026
1,400 KYORIN Holdings, Inc. 28,589
439 Laboratory Corporation of America
Holdings
l
55,485
2,720 LHC Group, Inc.
l
381,344
343 Ligand Pharmaceuticals, Inc.
l
24,943
428 LNA Sante 17,878
20,640 Medtronic plc 1,861,315
21,687 Merck & Company, Inc. 1,668,598
1,502 Neurocrine Biosciences, Inc.
l
129,998
22,378 Novartis AG 1,846,159
21,640 Novo Nordisk AS 1,292,256
11,603 Optinose , Inc.
l
52,098
1,464 PerkinElmer, Inc. 110,210
25,024 Pfizer, Inc. 816,783
8,391 Recordati SPA 353,535
5,850 Roche Holding AG 1,882,191
72 Siegfried Holding AG 28,976
1,739 Sonova Holding AG 310,089
3,112 Stryker Corporation 518,117
8,142 Syneos Health, Inc.
l
320,958
787 Tactile Systems Technology, Inc.
l
31,606
4,500 Takeda Pharmaceutical Company,
Ltd. 137,017
295 Teladoc Health, Inc.
l
45,728
3,604 Thermo Fisher Scientific, Inc. 1,022,094
700 Tsumura & Company 17,850
4,064 UnitedHealth Group, Inc. 1,013,480
3,742 Universal Health Services, Inc. 370,757
1,049 Veeva Systems, Inc.
l
164,032
1,874 Vertex Pharmaceuticals, Inc.
l
445,918
9,882 Wright Medical Group NV
l
283,119
1,972 Zimmer Biomet Holdings, Inc. 199,330
3,902 Zoetis, Inc. 459,226
Total 32,942,026
Industrials (3.0%)
833 3M Company 113,713
6,661 Aalberts NV 159,582
394 Aeroports de Paris SA 38,063
13,159 AGCO Corporation 621,763
28,551 Altra Industrial Motion Corporation 499,357
8,726 AMETEK, Inc. 628,447
8,747 Arcosa , Inc. 347,606
6,648 ASGN, Inc.
l
234,807
12,870 Assa Abloy AB 240,266
17,598 Atlas Copco AB, Class A 585,208
6,918 Atlas Copco AB, Class B 201,240
2,514 Boeing Company 374,938
3,200 Caterpillar, Inc. 371,328
2,970 CIA De Distribucion Integral 47,676
709 CSW Industrials, Inc. 45,979
5,501 CSX Corporation 315,207
5,790 Curtiss-Wright Corporation 535,054
15,580 Delta Air Lines, Inc. 444,497
2,539 EMCOR Group, Inc. 155,692
9,330 Emerson Electric Company 444,575
5,636 Encore Wire Corporation 236,656
480 Geberit AG 210,326
Shares Common Stock (22.4%) Value
Industrials (3.0%) - continued
7,666 General Dynamics Corporation $ 1,014,288
360 Gorman-Rupp Company 11,236
4,200 GS Yuasa Corporation 56,207
37,331 GWA Group, Ltd.
j
59,853
4,300 Hanwa Company, Ltd. 66,581
3,034 Helios Technologies, Inc. 115,049
14,300 Hino Motors, Ltd. 76,264
13,228 Honeywell International, Inc. 1,769,774
4,351 Huntington Ingalls Industries, Inc. 792,796
3,229 IDEX Corporation 445,957
9,400 Inaba Denki Sangyo Company, Ltd. 199,717
4,288 Ingersoll - Rand, Inc.
j,l
106,342
12,570 Johnson Controls International plc 338,887
2,460 Kansas City Southern 312,863
1,059 Kennametal, Inc. 19,719
12,800 Kinden Corporation 188,345
11,297 Koninklijke Philips NV 463,826
12,530 Legrand SA 808,155
2,854 Lincoln Electric Holdings, Inc.
j
196,926
1,737 Lockheed Martin Corporation 588,756
76,100 Marubeni Corporation 377,689
14,355 Meritor, Inc.
l
190,204
39,300 Mitsubishi Corporation 831,283
3,600 Mitsuboshi Belting, Ltd. 40,194
58,000 Mitsui & Company, Ltd. 805,255
14,507 National Express Group plc 36,732
12,000 Nitto Kogyo Corporation 190,584
6,161 Nobina AB
g
33,292
1,233 Norfolk Southern Corporation 180,018
279 Northrop Grumman Corporation 84,411
3,502 Old Dominion Freight Line, Inc. 459,673
19,503 PageGroup plc 87,560
4,889 Parker-Hannifin Corporation 634,250
1,960 Patrick Industries, Inc. 55,194
22,199 Primoris Services Corporation 352,964
9,554 Raven Industries, Inc. 202,831
4,414 Redde Northgate plc 7,589
40,881 RELX plc 872,498
9,595 Ritchie Brothers Auctioneers, Inc. 327,957
1,742 Rockwell Automation, Inc. 262,885
2,356 Saia, Inc.
l
173,260
9,172 Sandvik AB 129,020
4,900 Sanwa Holdings Corporation 38,053
8,645 Schneider Electric SE 730,701
14,325 Signify NV
g
277,622
17,646 SKF AB 240,465
259,400 Sojitz Corporation 608,201
19,636 Southwest Airlines Company 699,238
1,916 Spirax-Sarco Engineering plc 192,352
39,200 Sumitomo Corporation 447,046
1,800 Taikisha, Ltd. 51,764
639 Teledyne Technologies, Inc.
l
189,956
4,800 Toppan Forms Company, Ltd. 42,776
4,860 Trane Technologies plc 401,387
3,376 Transcontinental, Inc. 29,963
3,700 Tsubakimoto Chain Company 83,573
1,006 Union Pacific Corporation 141,886
8,452 United Airlines Holdings, Inc.
j,l
266,661
5,078 United Rentals, Inc.
l
522,526
12,079 United Technologies Corporation 1,139,412
2,365 Valmont Industries, Inc. 250,643
6,467 Verisk Analytics, Inc. 901,370
2,847 Vinci SA 232,627
2,100 Yuasa Trading Company, Ltd. 55,247
Total 28,362,333

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.4%) Value
Information Technology (4.6%)
4,496 Accenture plc $ 734,017
2,297 Adobe, Inc.
l
730,997
2,673 Advanced Energy Industries, Inc.
l
129,614
60,557 Advanced Micro Devices, Inc.
l
2,754,132
3,668 Agilysys , Inc.
l
61,256
9,454 Akamai Technologies, Inc.
l
864,946
5,870 Alliance Data Systems Corporation 197,526
12,645 Amadeus IT Holding SA 595,186
6,874 Amphenol Corporation 500,977
3,092 ANSYS, Inc.
l
718,797
17,144 Apple, Inc. 4,359,548
285 ASM International NV 28,996
2,608 ASML Holding NV 687,508
5,476 Automatic Data Processing, Inc. 748,460
8,441 BE Semiconductor Industries NV 258,521
4,252 Blackline, Inc.
l
223,698
3,438 Broadcom, Ltd. 815,150
1,615 Broadridge Financial Solutions, Inc. 153,150
5,100 Canon, Inc. 110,828
16,768 CGI, Inc.
l
907,805
19,915 Change Healthcare, Inc.
l
198,951
21,868 Ciena Corporation
l
870,565
73,068 Cisco Systems, Inc. 2,872,303
5,709 Computer Services, Inc. 229,673
19,343 Computershare, Ltd. 115,794
1,376 Dialog Semiconductor plc
l
35,766
9,409 Dolby Laboratories, Inc. 510,062
443 Euronet Worldwide, Inc.
l
37,974
4,500 Fuji Soft, Inc. 144,468
1,014 Gartner, Inc.
l
100,964
33,889 Halma plc 795,917
856 Infineon Technologies AG 12,357
7,556 Intel Corporation 408,931
1,643 International Business Machines
Corporation 182,258
2,987 Intuit, Inc. 687,010
2,905 KLA-Tencor Corporation 417,565
1,276 Lam Research Corporation 306,240
7,118 Lattice Semiconductor Corporation
l
126,843
1,083 Littelfuse , Inc. 144,494
5,090 Lumentum Holdings, Inc.
l
375,133
6,745 MasterCard, Inc. 1,629,322
6,771 Microchip Technology, Inc. 459,074
27,672 Micron Technology, Inc.
l
1,163,884
38,426 Microsoft Corporation 6,060,164
1,129 Monolithic Power Systems, Inc. 189,062
5,132 Motorola Solutions, Inc. 682,145
9,020 National Instruments Corporation 298,382
6,300 NEC Networks & System Integration
Corporation 255,375
2,183 Nice, Ltd. ADR
l
313,392
42,762 Nuance Communications, Inc.
l
717,546
2,302 NVIDIA Corporation 606,807
7,200 Oracle Corporation 347,976
600 Oracle Corporation Japan 52,334
1,871 Paychex, Inc. 117,723
3,962 PayPal Holdings, Inc.
l
379,322
3,407 Plexus Corporation
l
185,886
5,820 QUALCOMM, Inc. 393,723
2,400 Ryoyo Electro Corporation 45,700
12,261 SailPoint Technologies Holdings, Inc.
l
186,612
1,440 Salesforce.com, Inc.
l
207,331
517 Samsung Electronics Company, Ltd.
GDR 511,384
454 SAP SE 50,688
1,478 ServiceNow , Inc.
l
423,565
Shares Common Stock (22.4%) Value
Information Technology (4.6%) - continued
4,568 Square, Inc.
l
$ 239,272
2,618 Synopsys, Inc.
l
337,172
5,870 TE Connectivity, Ltd. 369,693
10,853 Teradyne, Inc. 587,907
16,334 Texas Instruments, Inc. 1,632,257
934 VeriSign, Inc.
l
168,204
7,624 Virtusa Corporation
l
216,522
7,589 Visa, Inc. 1,222,740
2,280 VMware, Inc.
l
276,108
119 Wirecard AG 13,408
Total 44,495,060
Materials (0.9%)
16,200 Air Water, Inc. 221,856
3,915 Allegheny Technologies, Inc.
l
33,277
2,406 Anglo American plc 42,162
7,620 Arcelor Mittal 71,936
8,575 Ball Corporation 554,459
13,470 CF Industries Holdings, Inc. 366,384
6,671 Coeur Mining, Inc.
l
21,414
10,480 Eastman Chemical Company 488,158
3,894 Ecolab, Inc. 606,802
24,244 Element Solutions, Inc.
l
202,680
372 Eramet SA 11,644
10,230 First Majestic Silver Corporation
l
63,324
25,094 Gold Road Resources, Ltd.
l
21,332
12,215 Granges AB 60,011
18,815 Hexpol AB 111,165
7,959 Hochschild Mining plc 10,400
3,100 Hokuetsu Corporation 11,575
22,135 IAMGOLD Corporation
l
50,468
55,683 Ivanhoe Mines, Ltd.
l
92,587
1,453 Kirkland Lake Gold, Ltd. 42,796
6,833 Koninklijke DSM NV 768,637
11,000 Kyoei Steel, Ltd. 126,356
2,000 Lintec Corporation 41,857
20,066 Louisiana-Pacific Corporation 344,734
1,297 MAG Silver Corporation
l
10,009
21,200 Nippon Light Metal Holdings
Company, Ltd. 33,008
58,800 Nippon Steel Corporation 501,230
3,521 Northern Star Resources, Ltd. 22,809
7,890 Nucor Corporation 284,198
4,605 PPG Industries, Inc. 384,978
19,373 Ramelius Resources, Ltd. 11,901
40,077 Resolute Mining, Ltd.
l
19,872
1,855 Rio Tinto, Ltd. 95,569
26,647 Sandfire Resources, Ltd. 53,395
700 Sanyo Special Steel Company, Ltd. 6,254
702 Sherwin-Williams Company 322,583
9,876 St Barbara, Ltd. 13,040
14,150 Steel Dynamics, Inc. 318,941
87,900 Sumitomo Chemical Company, Ltd. 259,697
1,700 Taiyo Holdings Company, Ltd. 63,590
8,200 Toagosei Company, Ltd. 70,988
101,400 Toray Industries, Inc. 438,913
7,000 Ube Industries, Ltd. 106,783
3,066 UFP Technologies, Inc.
l
116,784
3,192 United States Lime & Minerals, Inc. 235,729
14,703 UPM- Kymmene Oyj
j
400,906
15,234 Verso Corporation
l
171,840
Total 8,309,031
Real Estate (1.1%)
3,459 Agree Realty Corporation 214,112
4,198 Alexandria Real Estate Equities, Inc. 575,378

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (22.4%) Value
Real Estate (1.1%) - continued
6,332 Allied Properties REIT $ 201,303
6,597 Alstria Office REIT AG 94,673
15,622 American Campus Communities, Inc. 433,511
1,336 American Tower Corporation 290,914
121,612 Ascendas REIT 240,793
15,900 Ascott Trust 8,768
1,076 AvalonBay Communities, Inc. 158,355
6,579 Camden Property Trust 521,320
9,811 Castellum AB 165,418
4,667 Choice Properties REIT 42,846
231 Cofinimmo SA 30,000
1,479 CoreSite Realty Corporation 171,416
9,257 Cousins Properties, Inc. 270,952
1,880 Crown Castle International
Corporation 271,472
5,700 Daito Trust Construction Company,
Ltd. 529,322
3,352 Digital Realty Trust, Inc. 465,626
8,081 Douglas Emmett, Inc. 246,551
15,275 Duke Realty Corporation 494,605
871 EastGroup Properties, Inc. 91,002
2,426 Entra ASA
g
28,978
13,895 Equity Residential 857,461
5,320 Essential Properties Realty Trust, Inc. 69,479
1,342 Essex Property Trust, Inc. 295,562
9,260 Granite REIT 382,494
37,968 Host Hotels & Resorts, Inc. 419,167
19,000 Hysan Development Company, Ltd. 61,359
5,654 iSTAR Financial, Inc. 59,989
485 Japan Hotel REIT Investment
Corporation 141,581
1,666 Kungsleden AB 12,532
31,400 Mapletree Commercial Trust 40,273
26,314 MGIC Investment Corporation 167,094
10,254 National Storage Affiliates Trust 303,518
944 Plymouth Industrial REIT, Inc. 10,535
6,378 PSP Swiss Property AG 797,564
12,647 Quebecor, Inc. 279,577
3,484 RioCan REIT 39,932
22,000 Road King Infrastructure, Ltd. 33,040
22,395 Sunstone Hotel Investors, Inc. 195,061
2,515 Swiss Prime Site AG 244,786
20,435 TAG Immobilien AG 401,885
2,562 Terreno Realty Corporation 132,584
4,997 UDR, Inc. 182,590
50,700 Wing Tai Holdings, Ltd. 55,251
Total 10,730,629
Utilities (0.6%)
4,651 AGL Energy, Ltd. 48,674
10,526 Alliant Energy Corporation 508,301
644 American States Water Company 52,641
2,837 Avista Corporation 120,544
973 Black Hills Corporation 62,301
968 California Water Service Group 48,710
8,869 CMS Energy Corporation 521,054
772 DTE Energy Company 73,317
13,086 Enagas SA 258,150
71,785 Enel SPA 495,162
7,042 Entergy Corporation 661,737
28,452 Exelon Corporation 1,047,318
6,564 FirstEnergy Corporation 263,020
745 MGE Energy, Inc. 48,775
383 NextEra Energy, Inc. 92,157
3,348 Northland Power, Inc. 66,827
1,244 Northwest Natural Holding Company 76,817
Shares Common Stock (22.4%) Value
Utilities (0.6%) - continued
2,509 NorthWestern Corporation $ 150,114
5,867 PNM Resources, Inc. 222,946
3,076 Portland General Electric Company 147,463
2,618 PPL Corporation 64,612
3,633 Public Service Enterprise Group, Inc. 163,158
2,946 South Jersey Industries, Inc. 73,650
2,353 Spire, Inc. 175,251
495 Unitil Corporation 25,898
961 Verbund AG 34,660
Total 5,503,257
Total Common Stock
(cost $242,687,683) 215,410,215
Shares
Registered Investment Companies
( 6.9% ) Value
Unaffiliated  (1.8%)
2,789 Health Care Select Sector SPDR
Fund 247,049
227,625 Invesco Senior Loan ETF 4,657,207
2,828 iShares Russell 2000 Value Index
Fund 231,981
58,615 SPDR BBG Barclay's Convertible
Securities ETF 2,805,314
58,220 SPDR Bloomberg Barclays High Yield
Bond ETF 5,515,763
55,100 Vanguard Short-Term Corporate
Bond ETF 4,358,410
Total 17,815,724
Affiliated  (5.1%)
5,518,685 Thrivent Core Emerging Markets
Debt Fund 48,785,172
Total 48,785,172
Total Registered Investment
Companies (cost $72,937,184) 66,600,896
Shares Preferred Stock ( 1.8% ) Value
Communications Services (0.2%)
16,000 AT&T, Inc., 4.750%
i
339,200
1,173 Crown Castle International
Corporation, Convertible, 6.875% 1,516,505
Total 1,855,705
Consumer Staples (0.2%)
31,000 CHS, Inc., 6.750%
b,i
690,370
42,600 CHS, Inc., 7.100%
b,i
983,208
Total 1,673,578
Energy (0.1%)
255,540 Crestwood Equity Partners, LP,
9.250%
i
971,052
6,975 Energy Transfer Operating, LP,
7.600%
b,i,j
86,699
14,317 Nustar Logistics, LP, 8.565%
b
189,557
Total 1,247,308
Financials (1.1%)
10,000 Aegon Funding Corporation II,
5.100% 208,200
8,335 Agribank FCB, 6.875%
b,i
805,370
20,000 Allstate Corporation, 5.100%
i
462,000
17,600 Bank of America Corporation,
5.000%
i
413,248

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.8%) Value
Financials (1.1%) - continued
405 Bank of America Corporation,
Convertible, 7.250%
i
$ 512,738
19,925 Capital One Financial Corporation,
5.000%
i
399,496
12,970 Cobank ACB, 6.250%
b,i
1,271,060
21,500 Equitable Holdings, Inc., 5.250%
i
363,780
585 First Horizon Bank, 3.750%
b,g,i
380,250
38,150 GMAC Capital Trust I, 7.477%
b
782,457
21,740 Hartford Financial Services Group,
Inc., 7.875%
b
568,066
13,150 J.P. Morgan Chase & Company,
4.750%
i
306,264
27,084 Morgan Stanley, 7.125%
b,i,j
709,059
17,500 Regions Financial Corporation,
5.700%
b,i
411,250
3,500 Synovus Financial Corporation,
5.875%
b,i
71,925
2,167 Wells Fargo & Company, Convertible,
7.500%
i
2,760,801
Total 10,425,964
Health Care (0.1%)
768 Danaher Corporation, Convertible,
4.750% 800,702
Total 800,702
Industrials (<0.1%)
303 Fortive Corporation, Convertible,
5.000% 218,078
3,823 Stanley Black & Decker, Inc.,
Convertible, 5.250%
j
267,457
Total 485,535
Utilities (0.1%)
348 Sempra Energy, Convertible, 6.000% 32,197
11,588 Southern Company, Convertible,
6.750% 514,507
Total 546,704
Total Preferred Stock
(cost $20,082,059) 17,035,496
Shares
Collateral Held for Securities Loaned
( 0.4% ) Value
3,683,885 Thrivent Cash Management Trust 3,683,885
Total Collateral Held for Securities
Loaned
(cost $3,683,885) 3,683,885
Shares or
Principal
Amount Short-Term Investments ( 14.0% ) Value
Federal Home Loan Bank Discount
Notes
800,000 1.539%, 4/8/2020
m,n
799,989
1,600,000 1.520%, 5/12/2020
m,n
1,599,873
200,000 0.150%, 5/20/2020
m,n
199,981
400,000 0.500%, 6/9/2020
m,n
399,946
200,000 0.530%, 6/12/2020
m,n
199,972
500,000 0.150%, 6/23/2020
m,n
499,919
200,000 0.000%, 7/7/2020
n
199,952
Shares or
Principal
Amount Short-Term Investments (14.0%) Value
Thrivent Core Short-Term Reserve
Fund
13,047,656 1.570% $ 130,215,602
Total Short-Term Investments (cost
$134,331,716) 134,115,234
Total Investments (cost
$1,130,334,806) 108.6% $1,042,896,714
Other Assets and Liabilities, Net
(8.6%) (82,304,791)
Total Net Assets 100.0% $960,591,923
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of March 31, 2020, the value of these investments was $193,257,246 or 20.1% of total net
assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31,
2020.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is on loan.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of March 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,373,391
Common Stock 2,118,135
Total lending $3,491,526
Gross amount payable upon return of
collateral for securities loaned $3,683,885
Net amounts due to counterparty $192,359
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,874,476 – 3,671,807 1,202,669
Capital Goods 10,167,513 – 6,063,505 4,104,008
Communications Services 27,972,550 – 20,430,208 7,542,342
Consumer Cyclical 17,779,337 – 15,739,806 2,039,531
Consumer Non-Cyclical 16,542,877 – 16,370,860 172,017
Energy 5,965,482 – 5,497,812 467,670
Financials 11,125,341 – 11,125,341 –
Technology 9,533,758 – 5,869,868 3,663,890
Transportation 2,111,803 – 1,234,303 877,500
Utilities 1,721,858 – 1,189,540 532,318
Long-Term Fixed Income
Asset-Backed Securities 38,123,848 – 38,123,848 –
Basic Materials 7,615,534 – 7,615,534 –
Capital Goods 21,767,369 – 21,767,369 –
Collateralized Mortgage Obligations 96,475,889 – 96,475,889 –
Commercial Mortgage-Backed Securities 3,144,366 – 3,144,366 –
Communications Services 33,305,374 – 33,305,374 –
Consumer Cyclical 23,278,897 – 23,278,897 –
Consumer Non-Cyclical 32,457,310 – 32,457,310 –
Energy 16,385,757 – 16,385,757 –
Financials 74,522,523 – 74,522,523 –
Mortgage-Backed Securities 117,581,444 – 117,581,444 –
Technology 16,805,599 – 16,805,599 –
Transportation 4,644,236 – 4,644,236 –
U.S. Government & Agencies 603,560 – 603,560 –
Utilities 11,544,287 – 11,544,287 –
Common Stock
Communications Services 13,231,121 11,099,994 2,131,127 –
Consumer Discretionary 17,612,566 14,038,602 3,573,964 –
Consumer Staples 11,507,192 8,097,373 3,409,819 –
Energy 10,035,753 8,042,395 1,993,358 –
Financials 32,681,247 22,496,787 10,184,460 –
Health Care 32,942,026 24,499,302 8,442,724 –
Industrials 28,362,333 18,518,938 9,843,395 –
Information Technology 44,495,060 39,873,025 4,622,035 –
Materials 8,309,031 4,566,753 3,742,278 –
Real Estate 10,730,629 6,898,254 3,832,375 –
Utilities 5,503,257 4,599,784 903,473 –
Registered Investment Companies
Unaffiliated 17,815,724 17,815,724 – –
Preferred Stock
Communications Services 1,855,705 339,200 1,516,505 –
Consumer Staples 1,673,578 1,673,578 – –
Energy 1,247,308 1,247,308 – –
Financials 10,425,964 7,969,284 2,456,680 –
Health Care 800,702 – 800,702 –
Industrials 485,535 485,535 – –
Utilities 546,704 546,704 – –
Short-Term Investments 3,899,632 – 3,899,632 –
Subtotal Investments in Securities $860,212,055 $192,808,540 $646,801,570 $20,601,945
Other Investments  * Total
Affiliated Short-Term Investments 130,215,602
Affiliated Registered Investment Companies 48,785,172
Collateral Held for Securities Loaned 3,683,885
Subtotal Other Investments $182,684,659
Total Investments at Value $1,042,896,714
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,866,566 2,866,566 – –
Total Asset Derivatives $2,866,566 $2,866,566 $– $–
Liability Derivatives
Futures Contracts 475,689 475,689 – –
Total Liability Derivatives $475,689 $475,689 $– $–
The following table presents Diversified Income Plus Fund's futures contracts held as of March 31, 2020. Investments and/or cash totaling $3,899,632 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 33 June 2020 $ 4,391,942 $ 184,745
CBOT 2-Yr. U.S. Treasury Note 232 June 2020 50,216,024 912,788
CBOT 5-Yr. U.S. Treasury Note 67 June 2020 8,143,850 255,229
CBOT U.S. Long Bond 26 June 2020 4,268,351 387,274
CME Euro Foreign Exchange Currency 50 June 2020 7,071,031 (165,094)
CME Ultra Long Term U.S. Treasury Bond 1 June 2020 198,230 23,645
Eurex Euro STOXX 50 Index 233 June 2020 6,345,435 613,471
ICE mini MSCI EAFE Index 18 June 2020 1,335,294 68,076
Total Futures Long Contracts $ 81,970,157 $ 2,280,134
CME E-mini Russell 2000 Index (56) June 2020 ( $ 3,106,672) ( $ 106,608)
CME E-mini S&P 500 Index (75) June 2020 (10,057,713) 421,338
Ultra 10-Yr. U.S. Treasury Note (25) June 2020 (3,696,794) (203,987)
Total Futures Short Contracts ( $ 16,861,179) $110,743
Total Futures Contracts $ 65,108,978 $2,390,877
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus Fund, is as follows:
Fund
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net
Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $53,623 $1,216 $– $48,785 5,519 5.1%
Total Affiliated Registered Investment Companies 53,623 48,785 5.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 130,402 115,303 115,202 130,216 13,048 13.6
Total Affiliated Short-Term Investments 130,402 130,216 13.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,772 50,309 52,397 3,684 3,684 0.4
Total Collateral Held for Securities Loaned 5,772 3,684 0.4
Total Value $189,797 $182,685

Diversified Income Plus Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(6,054) $– $597
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (67) (220) – 627
Total Income/Non Income Cash from Affiliated Investments $1,224
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total $(67) $(6,274) $–

Multidimensional Income Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 50.6% ) Value
Basic Materials (2.1%)
BHP Billiton Finance USA, Ltd.
$ 100,000 6.750%,  10/19/2075
a,b
$ 106,026
Cleveland-Cliffs, Inc.
35,000 5.750%,  3/1/2025 27,038
First Quantum Minerals, Ltd.
60,000 7.250%,  4/1/2023
a
51,375
Freeport-McMoRan, Inc.
20,000 4.125%,  3/1/2028 17,508
30,000 4.250%,  3/1/2030 26,064
Krayton Polymers, LLC
35,000 7.000%,  4/15/2025
a
30,975
Novelis Corporation
20,000 4.750%,  1/30/2030
a
17,800
Olin Corporation
75,000 5.125%,  9/15/2027 67,017
Peabody Securities Finance
Corporation
60,000 6.375%,  3/31/2025
a
31,200
Tronox Finance plc
60,000 5.750%,  10/1/2025
a
53,550
Total 428,553
Capital Goods (4.2%)
AECOM
50,000 5.125%,  3/15/2027 45,000
Aerojet Rocketdyne Holdings, Inc.,
Convertible
17,000 2.250%,  12/15/2023 28,062
Amsted Industries, Inc.
50,000 5.625%,  7/1/2027
a
48,646
Ardagh Packaging Finance plc
125,000 6.000%,  2/15/2025
a
125,350
Bombardier, Inc.
50,000 7.500%,  3/15/2025
a
34,625
Building Materials Corporation of
America
50,000 6.000%,  10/15/2025
a
49,140
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 41,646
Dycom Industries, Inc., Convertible
10,000 0.750%,  9/15/2021 8,437
General Electric Company
100,000 5.000%,  1/21/2021
b,c
82,500
H&E Equipment Services, Inc.
85,000 5.625%,  9/1/2025 78,837
KBR, Inc., Convertible
15,000 2.500%,  11/1/2023 15,544
Patrick Industries, Inc., Convertible
6,000 1.000%,  2/1/2023 4,714
Textron Financial Corporation
150,000
3.427%,  (LIBOR 3M +
1.735%), 2/15/2042
a,b
84,750
TransDigm, Inc.
25,000 6.250%,  3/15/2026
a
24,875
45,000 5.500%,  11/15/2027
a
40,388
TTM Technologies, Inc., Convertible
7,000 1.750%,  12/15/2020 7,848
United Rentals North America, Inc.
50,000 4.875%,  1/15/2028 48,500
70,000 4.000%,  7/15/2030 62,650
Total 831,512
Principal
Amount Long-Term Fixed Income (50.6%) Value
Collateralized Mortgage Obligations (0.7%)
GMACM Mortgage Loan Trust
$ 38,215
4.281%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
$ 31,918
Residential Accredit Loans, Inc. Trust
72,073
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 61,807
WaMu Mortgage Pass Through
Certificates
69,363
2.846%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
54,935
Total 148,660
Communications Services (6.9%)
AMC Networks, Inc.
55,000 5.000%,  4/1/2024 52,800
CCO Holdings, LLC
65,000 5.500%,  5/1/2026
a
65,819
80,000 4.500%,  8/15/2030
a
78,400
Clear Channel Worldwide Holdings,
Inc.
35,000 5.125%,  8/15/2027
a
32,774
CSC Holdings, LLC
30,000 5.500%,  5/15/2026
a
31,030
DISH Network Corporation,
Convertible
84,000 3.375%,  8/15/2026 68,196
Embarq Corporation
30,000 7.995%,  6/1/2036 29,700
Front Range BidCo, Inc.
40,000 4.000%,  3/1/2027
a
38,275
GCI Liberty, Inc., Convertible
45,000 1.750%,  9/30/2046
a
56,645
iHeartCommunications, Inc.
45,000 4.750%,  1/15/2028
a
40,500
Level 3 Financing, Inc.
115,000 4.625%,  9/15/2027
a
114,298
Neptune Finco Corporation
50,000 10.875%,  10/15/2025
a
53,875
Nexstar Escrow Corporation
110,000 5.625%,  7/15/2027
a
107,525
SFR Group SA
40,000 7.375%,  5/1/2026
a
40,400
Sirius XM Radio, Inc.
50,000 5.000%,  8/1/2027
a
50,745
Sprint Corporation
60,000 7.250%,  9/15/2021 61,842
65,000 7.625%,  2/15/2025 71,932
Telesat Canada / Telesat, LLC
45,000 4.875%,  6/1/2027
a
42,966
T-Mobile USA, Inc.
60,000 4.500%,  2/1/2026 61,050
VeriSign, Inc.
125,000 4.750%,  7/15/2027 129,550
Viacom, Inc.
100,000 5.875%,  2/28/2057
b
85,125
Virgin Media Secured Finance plc
50,000 5.500%,  8/15/2026
a
50,750
Windstream Services, LLC
30,000 8.625%,  10/31/2025
a,d
18,000
Total 1,382,197
Consumer Cyclical (5.0%)
1011778 B.C., ULC
55,000 4.375%,  1/15/2028
a
50,815

Multidimensional Income Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.6%) Value
Consumer Cyclical (5.0%) - continued
Allison Transmission, Inc.
$ 60,000 4.750%,  10/1/2027
a
$ 55,200
Brookfield Property REIT, Inc.
30,000 5.750%,  5/15/2026
a
24,341
Brookfield Residential Properties,
Inc.
50,000 6.250%,  9/15/2027
a
43,370
Cedar Fair, LP
20,000 5.250%,  7/15/2029
a
16,900
Ford Motor Credit Company, LLC
70,000 4.063%,  11/1/2024 63,525
70,000 4.134%,  8/4/2025 62,090
Hanesbrands, Inc.
125,000 4.875%,  5/15/2026
a
122,813
Herc Holdings, Inc.
30,000 5.500%,  7/15/2027
a
27,900
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 47,500
Landry's, Inc.
35,000 6.750%,  10/15/2024
a
22,046
Lennar Corporation
60,000 4.750%,  5/30/2025 57,750
Live Nation Entertainment, Inc.,
Convertible
10,000 2.500%,  3/15/2023 9,505
Mattamy Group Corporation
50,000 5.250%,  12/15/2027
a
46,500
MGM Resorts International
45,000 5.500%,  4/15/2027 40,950
Prime Security Services Borrower,
LLC
60,000 5.750%,  4/15/2026
a
58,800
Ryman Hospitality Properties, Inc.
20,000 4.750%,  10/15/2027
a
15,000
Scientific Games International, Inc.
60,000 5.000%,  10/15/2025
a
52,200
ServiceMaster Company, LLC
60,000 5.125%,  11/15/2024
a
59,250
Six Flags Entertainment Corporation
20,000 5.500%,  4/15/2027
a
16,850
Staples, Inc.
50,000 7.500%,  4/15/2026
a
43,750
Viking Cruises, Ltd.
20,000 5.875%,  9/15/2027
a
11,702
Yum! Brands, Inc.
50,000 4.750%,  1/15/2030
a
46,570
Total 995,327
Consumer Non-Cyclical (5.3%)
Albertson's Companies, Inc.
75,000 6.625%,  6/15/2024 76,125
B&G Foods, Inc.
35,000 5.250%,  9/15/2027 34,125
Bausch Health Companies, Inc.
20,000 7.000%,  1/15/2028
a
20,740
10,000 5.000%,  1/30/2028
a
9,467
10,000 5.250%,  1/30/2030
a
9,350
Cardtronics, Inc., Convertible
9,000 1.000%,  12/1/2020 8,565
Centene Corporation
50,000 5.375%,  6/1/2026
a
51,505
10,000 4.250%,  12/15/2027
a
10,019
20,000 4.625%,  12/15/2029
a
20,100
Encompass Health Corporation
20,000 4.500%,  2/1/2028 19,615
Principal
Amount Long-Term Fixed Income (50.6%) Value
Consumer Non-Cyclical (5.3%) - continued
Energizer Holdings, Inc.
$ 110,000 6.375%,  7/15/2026
a
$ 111,100
HCA, Inc.
95,000 5.375%,  2/1/2025 96,662
JBS USA, LLC
125,000 6.500%,  4/15/2029
a
134,087
Kraft Foods Group, Inc.
30,000 5.000%,  6/4/2042 28,436
Kraft Heinz Foods Company
50,000 3.750%,  4/1/2030
a
47,688
Par Pharmaceutical, Inc.
35,000 7.500%,  4/1/2027
a
34,825
Post Holdings, Inc.
30,000 5.750%,  3/1/2027
a
30,741
Scotts Miracle-Gro Company
35,000 4.500%,  10/15/2029 33,338
Simmons Foods, Inc.
20,000 5.750%,  11/1/2024
a
18,156
Spectrum Brands, Inc.
50,000 5.750%,  7/15/2025 46,750
10,000 5.000%,  10/1/2029
a
8,500
Tenet Healthcare Corporation
20,000 4.625%,  7/15/2024 19,050
40,000 5.125%,  11/1/2027
a
38,200
Teva Pharmaceutical Finance
Netherlands III BV
35,000 2.800%,  7/21/2023 31,937
VRX Escrow Corporation
125,000 6.125%,  4/15/2025
a
123,125
Total 1,062,206
Energy (3.5%)
Archrock Partners, LP
15,000 6.250%,  4/1/2028
a
10,350
Buckeye Partners, LP
30,000 3.950%,  12/1/2026 24,591
Cheniere Corpus Christi Holdings,
LLC
95,000 7.000%,  6/30/2024 83,380
Enagas SA
55,000 5.500%,  1/15/2028
a
28,600
Enbridge, Inc.
87,000 6.250%,  3/1/2078
b
65,250
Energy Transfer Operating, LP
25,000 6.625%,  2/15/2028
b,c
12,375
Enterprise Products Operating, LLC
75,000 4.875%,  8/16/2077
b
51,510
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 26,140
Nabors Industries, Ltd.
35,000 7.250%,  1/15/2026
a
11,900
Parsley Energy, LLC
60,000 5.625%,  10/15/2027
a
42,300
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
30,000
Sunoco, LP
125,000 5.500%,  2/15/2026 108,160
Targa Resources Partners, LP
40,000 5.375%,  2/1/2027 32,920
TransCanada Trust
105,000 5.300%,  3/15/2077
b
78,278
Transocean Guardian, Ltd.
41,751 5.875%,  1/15/2024
a
33,400
Viper Energy Partners, LP
50,000 5.375%,  11/1/2027
a
42,000

Multidimensional Income Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.6%) Value
Energy (3.5%) - continued
WPX Energy, Inc.
$ 50,000 5.250%,  10/15/2027 $ 27,500
Total 708,654
Financials (13.5%)
Ally Financial, Inc.
40,000 5.750%,  11/20/2025 39,128
Ares Capital Corporation, Convertible
3,000 4.625%,  3/1/2024 2,597
Australia and New Zealand Banking
Group, Ltd.
100,000 6.750%,  6/15/2026
a,b,c
98,250
BAC Capital Trust XIV
30,000
4.000%,  (LIBOR 3M +
0.400%), 4/17/2020
b,c
24,375
Bank of America Corporation
190,000 6.250%,  9/5/2024
b,c
192,850
Barclays plc
25,000 7.750%,  9/15/2023
b,c
21,925
Blackstone Mortgage Trust, Inc.,
Convertible
5,000 4.375%,  5/5/2022 3,950
BNP Paribas SA
100,000 7.625%,  3/30/2021
a,b,c
97,625
Cascades USA, Inc.
35,000 5.125%,  1/15/2026
a
33,862
CIT Group, Inc.
60,000 4.750%,  2/16/2024 58,650
Citigroup, Inc.
60,000 5.000%,  9/12/2024
b,c
54,850
108,000 4.700%,  1/30/2025
b,c
93,420
30,000 5.950%,  5/15/2025
b,c
29,062
Credit Agricole SA
100,000 8.125%,  12/23/2025
a,b,c
103,000
Credit Suisse Group AG
45,000 7.500%,  12/11/2023
a,b,c
43,312
Euronet Worldwide, Inc., Convertible
8,000 0.750%,  3/15/2049 7,265
FTI Consulting, Inc., Convertible
34,000 2.000%,  8/15/2023 44,346
Goldman Sachs Group, Inc.
50,000 5.500%,  8/10/2024
b,c
48,055
44,000 4.950%,  2/10/2025
b,c
39,160
Hannon Armstrong Sustainable
Infrastructure Capital, Convertible
13,000 4.125%,  9/1/2022 12,335
Hartford Financial Services Group,
Inc.
100,000
3.817%,  (LIBOR 3M + 2.125%),
2/12/2047
a,b
64,651
HSBC Holdings plc
106,000 6.375%,  9/17/2024
b,c
98,315
46,000 6.375%,  3/30/2025
b,c
43,010
31,000 6.500%,  3/23/2028
b,c
28,985
Icahn Enterprises, LP
50,000 6.375%,  12/15/2025 47,250
ING Groep NV
50,000 6.000%,  4/16/2020
b,c
47,400
iStar, Inc., Convertible
5,000 3.125%,  9/15/2022 4,894
J.P. Morgan Chase & Company
100,000 5.150%,  5/1/2023
b,c
95,000
60,000 5.000%,  8/1/2024
b,c
56,250
108,000 4.600%,  2/1/2025
b,c
94,522
Principal
Amount Long-Term Fixed Income (50.6%) Value
Financials (13.5%) - continued
J.P. Morgan Chase Capital XXIII
$ 100,000
2.692%,  (LIBOR 3M +
1.000%), 5/15/2047
b
$ 68,000
Lincoln National Corporation
100,000
4.049%,  (LIBOR 3M +
2.358%), 5/17/2066
b
62,000
Lloyds Banking Group plc
100,000 6.657%,  5/21/2037
a,b,c
107,750
Macquarie Bank, Ltd.
100,000 6.125%,  3/28/2027
a,b,c
90,000
MGIC Investment Corporation,
Convertible
39,000 9.000%,  4/1/2063
a
50,538
MGM Growth Properties Operating
Partnership, LP
30,000 4.500%,  9/1/2026 24,900
MPT Operating Partnership, LP
50,000 4.625%,  8/1/2029 46,000
Nippon Life Insurance Company
54,000 3.400%,  1/23/2050
a,b
51,840
Outfront Media Cap, LLC
30,000 4.625%,  3/15/2030
a
26,700
Quicken Loans, Inc.
50,000 5.750%,  5/1/2025
a
49,750
Royal Bank of Scotland Group plc
100,000 8.625%,  8/15/2021
b,c
97,500
Societe Generale SA
100,000 8.000%,  9/29/2025
a,b,c
91,500
Springleaf Finance Corporation
30,000 7.125%,  3/15/2026 29,363
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,c
97,561
Truist Financial Corporation
37,000 4.800%,  9/1/2024
b,c
31,820
USB Realty Corporation
60,000
2.978%,  (LIBOR 3M + 1.147%),
1/15/2022
a,b,c
45,000
VICI Properties, LP / VICI Note
Company, Inc.
10,000 4.250%,  12/1/2026
a
9,175
10,000 3.750%,  2/15/2027
a
9,425
10,000 4.625%,  12/1/2029
a
9,100
10,000 4.125%,  8/15/2030
a
9,475
Wachovia Capital Trust II
100,000
2.331%,  (LIBOR 3M +
0.500%), 1/15/2027
b
82,000
Total 2,717,691
Technology (1.9%)
Akamai Technologies, Inc.,
Convertible
10,000 0.125%,  5/1/2025 11,160
20,000 0.375%,  9/1/2027
a
19,919
Booking Holdings, Inc., Convertible
4,000 0.350%,  6/15/2020 4,427
CommScope Technologies Finance,
LLC
50,000 6.000%,  6/15/2025
a
45,760
Diamond Sports Group, LLC
60,000 6.625%,  8/15/2027
a
40,125
Harland Clarke Holdings Corporation
55,000 8.375%,  8/15/2022
a
42,419
j2 Global, Inc., Convertible
12,000 3.250%,  6/15/2029 14,632

Multidimensional Income Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.6%) Value
Technology (1.9%) - continued
Lumentum Holdings, Inc.,
Convertible
$ 3,000 0.250%,  3/15/2024 $ 4,052
Microchip Technology, Inc.,
Convertible
14,000 1.625%,  2/15/2027 14,369
NCR Corporation
50,000 6.125%,  9/1/2029
a
46,695
Nuance Communications, Inc.,
Convertible
60,000 1.250%,  4/1/2025 64,607
ON Semiconductor Corporation,
Convertible
16,000 1.625%,  10/15/2023 15,892
Open Text Corporation
30,000 4.125%,  2/15/2030
a
28,207
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,350
Teradyne, Inc., Convertible
4,000 1.250%,  12/15/2023 7,160
Verint Systems, Inc., Convertible
11,000 1.500%,  6/1/2021 10,606
Vishay Intertechnology, Inc.,
Convertible
7,000 2.250%,  6/15/2025 6,217
Total 385,597
Transportation (0.7%)
Hertz Corporation
50,000 5.500%,  10/15/2024
a
28,114
Meritor, Inc., Convertible
13,000 3.250%,  10/15/2037 11,034
NCL Corporation, Ltd.
35,000 3.625%,  12/15/2024
a
22,323
United Continental Holdings, Inc.
40,000 4.875%,  1/15/2025 34,400
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
48,890
Total 144,761
U.S. Government & Agencies (4.7%)
U.S. Treasury Bonds
820,000 2.375%,  5/15/2029 943,641
Total 943,641
Utilities (2.1%)
Calpine Corporation
40,000 4.500%,  2/15/2028
a
38,770
Dominion Energy, Inc.
46,000 4.650%,  12/15/2024
b,c
41,336
Duke Energy Corporation
45,000 4.875%,  9/16/2024
b,c
37,800
NextEra Energy Operating Partners,
LP
60,000 3.875%,  10/15/2026
a
57,000
NiSource, Inc.
70,000 5.650%,  6/15/2023
b,c
62,300
TerraForm Power Operating, LLC
60,000 5.000%,  1/31/2028
a
62,868
TransCanada Trust
85,000 5.875%,  8/15/2076
b
66,513
Principal
Amount Long-Term Fixed Income (50.6%) Value
Utilities (2.1%) - continued
Vistra Operations Company, LLC
$ 45,000 5.000%,  7/31/2027
a
$ 45,675
Total 412,262
Total Long-Term Fixed Income
(cost $11,196,844) 10,161,061
Shares
Registered Investment Companies
( 37.5% ) Value
Unaffiliated  (27.0%)
15,000 Aberdeen Asia-Pacific Income Fund,
Inc. 50,700
8,625 AllianceBernstein Global High
Income Fund, Inc. 79,868
7,800 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 74,958
7,068 BlackRock Core Bond Trust 93,510
11,290 BlackRock Corporate High Yield
Fund, Inc. 99,352
6,957 BlackRock Credit Allocation Income
Trust 81,119
11,135 BlackRock Enhanced Equity Dividend
Trust 72,712
2,833 BlackRock Enhanced Global
Dividend Trust 23,486
5,634 BlackRock Floating Rate Income
Strategies Fund, Inc. 56,396
7,216 BlackRock Multi-Sector Income Trust 87,097
14,172 BlackRock Resources &
Commodities Strategy Trust 71,427
26,034 BNY Mellon High Yield Strategies
Fund 59,097
3,300 Brookfield Real Assets Income Fund,
Inc. 48,444
4,737 Clough Global Opportunities Fund 33,964
4,760 Cohen & Steers Quality Income
Realty Fund, Inc. 43,030
7,870 Eaton Vance Limited Duration
Income Fund 83,186
6,200 Eaton Vance Senior Floating-Rate
Trust 61,256
6,757 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 43,110
2,903 GSO Senior Floating Rate Term Fund 34,081
8,150 Invesco Dynamic Credit
Opportunities Fund 65,037
17,279 Invesco Senior Income Trust 55,638
4,200 Invesco Senior Loan ETF 85,932
1,050 iShares International Select 23,730
725 iShares Residential Real Estate ETF 40,020
49,800 iShares S&P U.S. Preferred Stock
Index Fund 1,585,632
6,271 Ivy High Income Opportunities Fund 65,218
6,264 Neuberger Berman MLP Income
Fund, Inc. 11,839
9,797 New America High Income Fund, Inc. 67,991
11,500 Nuveen Credit Strategies Income
Fund 65,205
8,958 Nuveen Floating Rate Income Fund 67,633
5,563 Nuveen Global High Income Fund 62,194
3,425 Nuveen Mortgage and Income Fund 56,341
12,350 Nuveen Senior Income Fund 54,587
5,092 Nuveen Short Duration Credit
Opportunities Fund 55,401
6,605 PGIM Global High Yield Fund, Inc. 73,051

Multidimensional Income Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment Companies
(37.5%) Value
Unaffiliated  (27.0%)- continued
7,289 PGIM High Yield Bond Fund, Inc. $ 84,407
4,450 Pimco Dynamic Credit And Mortgage
Income Fund 74,849
8,056 Pioneer High Income Trust 51,720
3,720 Royce Micro-Cap Trust, Inc. 20,683
4,449 Royce Value Trust, Inc. 43,022
1,550 SPDR BBG Barclay's Convertible
Securities ETF 74,183
10,065 SPDR Bloomberg Barclays High Yield
Bond ETF 953,558
7,950 Templeton Global Income Fund 42,533
6,154 Tortoise Midstream Energy Fund, Inc. 5,256
3,584 Voya Asia Pacific High Dividend
Equity Income Fund 23,332
16,000 Voya Global Equity Dividend &
Premium Opportunity Fund 72,960
6,850 Voya Infrastructure Industrials and
Materials Fund 55,690
18,000 Wells Fargo Global Dividend
Opportunity Fund 66,600
11,406 Wells Fargo Income Opportunities
Fund 72,770
13,885 Western Asset High Income Fund
II, Inc. 69,564
19,037 Western Asset High Income
Opportunity Fund, Inc. 80,146
Total 5,423,515
Affiliated  (10.5%)
238,752 Thrivent Core Emerging Markets
Debt Fund 2,110,569
Total 2,110,569
Total Registered Investment
Companies (cost $9,231,415) 7,534,084
Shares Preferred Stock ( 3.5% ) Value
Communications Services (0.4%)
1,800 AT&T, Inc., 4.750%
c
38,160
28 Crown Castle International
Corporation, Convertible, 6.875% 36,200
Total 74,360
Consumer Staples (0.5%)
4,000 CHS, Inc., 6.750%
b,c
89,080
Total 89,080
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
40,033
525 Energy Transfer Operating, LP,
7.600%
b,c
6,526
1,415 Nustar Logistics, LP, 8.565%
b
18,734
Total 65,293
Financials (2.1%)
925 Aegon Funding Corporation II,
5.100% 19,258
1,500 Allstate Corporation, 5.100%
c
34,650
9 Bank of America Corporation,
Convertible, 7.250%
c
11,394
1,800 Capital One Financial Corporation,
5.000%
c
36,090
2,000 Citigroup Capital XIII, 8.140%
b
51,200
2,000 Equitable Holdings, Inc., 5.250%
c
33,840
Shares Preferred Stock (3.5%) Value
Financials (2.1%) - continued
60 First Horizon Bank, 3.750%
a,b,c
$ 39,000
1,300 GMAC Capital Trust I, 7.477%
b
26,663
1,225 J.P. Morgan Chase & Company,
4.750%
c
28,530
2,000 Morgan Stanley, 5.850%
b,c
49,240
1,200 Regions Financial Corporation,
5.700%
b,c
28,200
250 Synovus Financial Corporation,
5.875%
b,c
5,138
49 Wells Fargo & Company, Convertible,
7.500%
c
62,427
Total 425,630
Health Care (0.1%)
18 Danaher Corporation, Convertible,
4.750% 18,766
Total 18,766
Industrials (<0.1%)
113 Stanley Black & Decker, Inc.,
Convertible, 5.250% 7,906
Total 7,906
Utilities (0.1%)
329 Southern Company, Convertible,
6.750% 14,608
Total 14,608
Total Preferred Stock
(cost $864,326) 695,643
Shares Common Stock ( 3.0% ) Value
Communications Services (0.1%)
15 Charter Communications, Inc.
e
6,545
284 Twitter, Inc.
e
6,975
Total 13,520
Consumer Staples (0.1%)
372 Bunge, Ltd. 15,263
Total 15,263
Energy (0.8%)
2,070 Enbridge, Inc. 60,216
3,300 Enterprise Products Partners, LP 47,190
4,100 Kinder Morgan, Inc. 57,072
Total 164,478
Financials (0.5%)
4,400 AG Mortgage Investment Trust, Inc. 12,056
10,050 Annaly Capital Management, Inc. 50,953
4,300 Granite Point Mortgage Trust, Inc. 21,801
105 New York Community Bancorp, Inc. 986
5,500 Two Harbors Investment Corporation 20,955
Total 106,751
Health Care (0.3%)
31 Anthem, Inc. 7,038
311 Danaher Corporation 43,046
18 Illumina, Inc.
e
4,916
Total 55,000
Industrials (<0.1%)
50 Patrick Industries, Inc. 1,408
Total 1,408

Multidimensional Income Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (3.0%) Value
Information Technology (0.8%)
1,321 Advanced Micro Devices, Inc.
e
$ 60,079
13 Akamai Technologies, Inc.
e
1,189
56 Broadcom, Ltd. 13,278
36 Lam Research Corporation 8,640
132 Lumentum Holdings, Inc.
e
9,728
99 Microchip Technology, Inc. 6,712
719 Micron Technology, Inc.
e
30,241
152 Motorola Solutions, Inc. 20,204
175 Nuance Communications, Inc.
e
2,937
Total 153,008
Materials (<0.1%)
105 Allegheny Technologies, Inc.
e
893
Total 893
Real Estate (0.4%)
5,500 AGNC Investment Corporation 58,190
652 MGIC Investment Corporation 4,140
4,450 New Residential Investment
Corporation 22,295
Total 84,625
Total Common Stock
(cost $978,478) 594,946
Shares Short-Term Investments ( 6.1% ) Value
Thrivent Core Short-Term Reserve
Fund
122,349 1.570% 1,221,038
Total Short-Term Investments (cost
$1,220,775) 1,221,038
Total Investments (cost
$23,491,838) 100.7% $20,206,772
Other Assets and Liabilities, Net
(0.7%) (136,568)
Total Net Assets 100.0% $20,070,204
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2020, the value of these investments was $4,734,491 or 23.6% of total
net assets.
b Denotes variable rate securities. The rate shown is as of March
31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
e Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 3M - ICE Libor USD Rate 3 Month

Multidimensional Income Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2020, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 428,553 – 428,553 –
Capital Goods 831,512 – 831,512 –
Collateralized Mortgage Obligations 148,660 – 148,660 –
Communications Services 1,382,197 – 1,382,197 –
Consumer Cyclical 995,327 – 995,327 –
Consumer Non-Cyclical 1,062,206 – 1,062,206 –
Energy 708,654 – 708,654 –
Financials 2,717,691 – 2,717,691 –
Technology 385,597 – 385,597 –
Transportation 144,761 – 144,761 –
U.S. Government & Agencies 943,641 – 943,641 –
Utilities 412,262 – 412,262 –
Registered Investment Companies
Unaffiliated 5,423,515 5,423,515 – –
Preferred Stock
Communications Services 74,360 38,160 36,200 –
Consumer Staples 89,080 89,080 – –
Energy 65,293 65,293 – –
Financials 425,630 386,630 39,000 –
Health Care 18,766 – 18,766 –
Industrials 7,906 7,906 – –
Utilities 14,608 14,608 – –
Common Stock
Communications Services 13,520 13,520 – –
Consumer Staples 15,263 15,263 – –
Energy 164,478 164,478 – –
Financials 106,751 106,751 – –
Health Care 55,000 55,000 – –
Industrials 1,408 1,408 – –
Information Technology 153,008 153,008 – –
Materials 893 893 – –
Real Estate 84,625 84,625 – –
Subtotal Investments in Securities $16,875,165 $6,620,138 $10,255,027 $–
Other Investments  * Total
Affiliated Registered Investment Companies 2,110,569
Affiliated Short-Term Investments 1,221,038
Subtotal Other Investments $3,331,607
Total Investments at Value $20,206,772
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Fund
Schedule of Investments as of March 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income Fund, is as follows:
Fund
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
3/31/2020
Shares Held at
3/31/2020
% of Net
Assets
3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,172 $310 $105 $2,111 239 10.5%
Total Affiliated Registered Investment Companies 2,172 2,111 10.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% 591 6,931 6,299 1,221 122 6.1
Total Affiliated Short-Term Investments 591 1,221 6.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   155 2,118 2,273 – – –
Total Collateral Held for Securities Loaned 155 – –
Total Value $2,918 $3,332
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 3/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $1 $(267) $– $25
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.570% (2) 0 – 5
Total Income/Non Income Cash from Affiliated Investments $30
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $(1) $(267) $–

Notes to Schedule of Investments
as of March 31, 2020
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or
foreign securities exchanges or included in a national
market system are valued at the last sale price on the
principal exchange as of the close of regular trading on
such exchange or the official closing price of the national
market system.  Over-the-counter securities and listed
securities for which no price is readily available are valued at the current bid price considered best to represent the
value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved
by the Trust’s Board of Trustees (“Board”). The pricing
service, in determining values of fixed-income securities,
takes into consideration such factors as current quotations
by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors
it deems relevant in determining valuations. Securities
which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make
markets in the securities. Exchange-listed options and
futures contracts are valued at the primary exchange settle
price. Exchange cleared swap agreements are valued at
the clearinghouse end of day price.  Swap agreements not
cleared on exchanges will be valued using the mid-price
from the primary approved pricing service.  Forward
foreign currency exchange contracts are marked-to-market
based upon foreign currency exchange rates provided
by the pricing service.  Investments in open-ended mutual
funds are valued at the net asset value at the close of each business day.
The Board has delegated responsibility for daily
valuation of the Funds' securities to the Funds' investment
Adviser. The Adviser has formed a Valuation Committee
(“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an
as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market
pricing, international fair valuation, and other securities
requiring fair valuation.
The Committee monitors for significant events occurring
prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any
securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-
specific developments. If the Committee decides that such
events warrant using fair value estimates, the Committee
will take such events into consideration in determining the
fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine
the fair value of the Funds’ investments are summarized
in three broad levels. Level 1 includes quoted prices in
active markets for identical securities: typically included
in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes
other significant observable inputs such as quoted prices
for similar securities, interest rates, prepayment speeds
and credit risk; typically included in this level are fixed
income securities, international securities, swaps and
forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker
evaluations in determining the fair value of investments.
The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other
investments.  Investments measured using net asset value
per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close
prior to the close of the New York Stock Exchange using a
fair value pricing service.  The fair value pricing service
uses a multi-factor model that may take into account the
local close, relevant general and sector indices, currency
fluctuation, prices of other securities (including ADRs,
New York registered shares, and ETFs), and futures, as
applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The
Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and
other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily
closing rates of exchange.
Foreign currency amounts related to the purchase or
sale of securities and income and expenses are translated
at the exchange rate on the transaction date. Net realized
and unrealized currency gains and losses are recorded
from closed currency contracts, disposition of foreign
currencies, exchange gains or losses between the trade date
and settlement date on securities transactions, and other
translation gains or losses on dividends, interest income
and foreign withholding taxes. The Funds do not separately
report the effect of changes in foreign exchange rates from
changes in market prices on securities held. Such changes
are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect
of changes in foreign exchange rates arising from actual
foreign currency transactions and the changes in foreign

Notes to Schedule of Investments
as of March 31, 2020
(unaudited)

exchange rates between the trade date and settlement date
as ordinary income.
Derivative Financial Instruments
— Each of the Funds may
invest in derivatives, a category that includes options,
futures, swaps, foreign currency forward contracts and
hybrid instruments. Derivatives are financial instruments
whose value is derived from another security, an index
or a currency. Each Fund may use derivatives for hedging
(attempting to offset a potential loss in one position by
establishing an interest in an opposite position). This
includes the use of currency-based derivatives to manage
the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital
gain). These contracts may be transacted on an exchange or
over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses
can also occur if the counterparty does not perform under
the derivative. A Fund’s risk of loss from the counterparty
credit risk on OTC derivatives is generally limited to the
aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally
cleared swaps, there is minimal counterparty credit risk
to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a
possible default. The clearinghouse stands between the
buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally
cleared swaps with respect to initial and variation margin
that is held in a broker’s customer accounts. While brokers
are required to segregate customer margin from their own
assets, in the event that a broker becomes insolvent or
goes into bankruptcy and at that time there is a shortfall
in the aggregate amount of margin held by the broker for
all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds.
Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate
some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately
track the value of the underlying asset. Another risk with
derivatives is that some types can amplify a gain or loss,
potentially earning or losing substantially more money than
the actual cost of the derivative.
In order to define their contractual rights and to secure
rights that will help the Funds mitigate their counterparty
risk, the Funds may enter into an International Swaps and
Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or similar agreement with derivative
contract counterparties. An ISDA Master Agreement is a
bilateral agreement between a Fund and a counterparty that
governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting
terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with
the counterparty certain derivatives' payables and/or
receivables with collateral held and/or posted and create
one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy
or insolvency of the counterparty. Note, however, that
bankruptcy and insolvency laws of a particular jurisdiction
may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the
broker or clearinghouse for exchange traded and centrally
cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the
minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency
exchange contracts, options and swaps). For derivatives
traded under an ISDA Master Agreement, the collateral
requirements are typically calculated by netting the mark to market amount for each transaction under such agreement
and comparing that amount to the value of any collateral
currently pledged by the Fund and the counterparty. For
financial reporting purposes, non-cash collateral that has
been pledged to cover obligations of the Fund has been noted
in the Schedule of Investments. To the extent amounts due
to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss
from counterparty nonperformance. The Funds attempt to
mitigate counterparty risk by only entering into agreements
with counterparties that they believe have the financial
resources to honor their obligations and by monitoring the
financial stability of those counterparties.
Options
— Each of the Funds may buy put and call options
and write put and covered call options. The Funds intend
to use such derivative instruments as hedges to facilitate
buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The
Funds may also enter into options contracts to protect
against adverse foreign exchange rate fluctuations. Option
contracts are valued daily and unrealized appreciation or
depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When
an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and
call options is adjusted by the amount of premium received
or paid.
Buying put options tends to decrease a Fund’s exposure
to the underlying security while buying call options tends to

Notes to Schedule of Investments
as of March 31, 2020
(unaudited)

increase a Fund’s exposure to the underlying security. The
risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty
risk on exchange-traded options as the exchange guarantees
the contract against default. Writing put options tends to
increase a Fund’s exposure to the underlying security while
writing call options tends to decrease a Fund’s exposure to
the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold,
and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an
option, exercises that option, and the counterparty doesn’t
buy from the Fund or sell to the Fund the underlying asset
as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk
on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts
recognized on the Statement of Assets and Liabilities.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and
market or currency fluctuations. Gains or losses on futures
contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments
equal to the required “initial margin deposit” are held
on deposit with and pledged to the broker. Additional
securities held by the Funds may be earmarked to cover
open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss.
When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract
when opened and the value of the contract when closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement
of Assets and Liabilities. Exchange-traded futures have no
significant counterparty risk as the exchange guarantees
the contracts against default.
During the period ended March 31, 2020, Diversified
Income Plus used treasury futures to manage the duration
and yield curve exposure of the respective Fund versus its
benchmark.
During the period ended March 31, 2020, Diversified
Income Plus used equity futures to manage exposure to the
equities market.
During the period ended March 31, 2020, Diversified
Income Plus used foreign exchange futures to hedge
currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Funds may enter into foreign currency
forward contracts. Additionally, the Funds may enter into
such contracts to mitigate currency and counterparty
exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and the
realized- and change in unrealized- foreign exchange gains
and losses are included in the Statement of Operations. In
the event that counterparties fail to settle these forward
contracts, the Funds could be exposed to foreign currency
fluctuations. Foreign currency contracts are valued daily
and unrealized appreciation or depreciation is recorded
daily as the difference between the contract exchange rate
and the closing forward rate applied to the face amount of
the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Fund is exposed to counterparty risk equal
to the discounted net amount of payments to the Fund.
Swap Agreements
— Each of the Funds may enter into
swap transactions, which involve swapping one or more
investment characteristics of a security or a basket of
securities with another party. Such transactions include
market risk, risk of default by the other party to the
transaction, risk of imperfect correlation and manager
risk and may involve commissions or other costs. Swap
transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the
risk of loss with respect to swap transactions is generally
limited to the net amount of payments that the Fund
is contractually obligated to make, or in the case of the
counterparty defaulting, the net amount of payments that
the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets
and Liabilities. If there is a default by the counterparty,
the Fund may have contractual remedies pursuant to the
agreements related to the transaction. The contracts are
valued daily and unrealized appreciation or depreciation is
recorded. Swap agreements are valued at the clearinghouse
end of day prices as furnished by an independent pricing
service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining
valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation
margin in the Statement of Assets and Liabilities and
recorded as unrealized gain or loss. The Fund accrues for
the periodic payment and amortizes upfront payments,
if any, on swap agreements on a daily basis with the net
amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as
a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a
third party, in connection with these agreements. Certain
swap agreements are over-the-counter. In these types of

Notes to Schedule of Investments
as of March 31, 2020
(unaudited)

transactions the Fund is exposed to counterparty risk,
which is the discounted net amount of payments owed
to the Fund. This risk is partially mitigated by the Fund’s
collateral posting requirements. As the swap increases in
value to the Fund, the Fund receives collateral from the
counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central
counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit
risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays
periodic fees in return for payment by the seller which is
contingent upon an adverse credit event occurring in the
underlying issuer or reference entity. The seller collects
periodic fees from the buyer and profits if the credit of
the underlying issuer or reference entity remains stable
or improves while the swap is outstanding, but the seller
in a credit default swap contract would be required to pay
the amount of credit loss, determined as specified in the
agreement, to the buyer in the event of an adverse credit
event in the reference entity. A buyer of a credit default
swap is said to buy protection whereas a seller of a credit
default swap is said to sell protection. The Funds may be
either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing
corporate bonds and/or loans designed to increase or
decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk
positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or
loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money,
within any given CDX Index held, the maximum potential
amount of future payments required would be equal to the
pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future
payments would be the notional amount.
Funds buy default protection in order to reduce their
overall credit exposure to the corporate bond and/or
loan markets in a cost-efficient and diversified structure.
If a default event as specified in the CDS reference entity
agreement occurs, the Fund has the option to receive a cash
payment in exchange for the credit loss or the reference
entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and
failing to pay interest or principal on borrowed money or a
restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or
principal, maturity extension or subordination to other
obligations.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and
Liabilities.
Additional information for the Funds’ policy regarding
valuation of investments and other significant accounting
policies can be obtained by referring to the Funds’ most
recent annual or semiannual shareholder report.